UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:	231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Utopia Funds
Investing Without Borders

Annual Report
September 30, 2006

The Management Report and Fund Details included in this shareholder report may contain forward-looking statements about factors that may affect the performance of the Fund in the future and about anticipated events relating to the Fund specifically. These statements are based on Fund management’s predictions, expectations and current plans relating to future events. Management believes these forward looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause management to change its strategies and plans from those currently anticipated.

SHAREHOLDER LETTER

Dear Shareholders,

It is with great pride that I present to you this first annual report for the Utopia family of mutual funds (the “Funds”). The adviser of the Funds, Financial and Investment Management Group (FIM Group), has a twenty-two year track record of global investing with one goal in mind: long-term positive returns independent of the market environment.

A major reason we launched this family of no-load, global, absolute return-seeking mutual funds was our belief that a significant void existed in the marketplace. Sure, someone with over a million dollars to invest can find a hedge fund manager or separate account manager that takes a similar approach to ours. But what about the grandparents who would like to start their grandchild on the investing smart road? Or how about the working-class 401(k) participant who desires an easy to understand and reasonably priced investment solution designed to match their real investing objective? Alternatives for these types of “non-accredited” investors are few and far between. Closet-indexing “lifestyle” or “target retirement” funds or multiple fee “fund of funds” choices leave more to be desired in our humble opinion, so we set out to build a family of funds that better filled the need for truly active, flexible investment management solutions accessible to all.

And with our first fiscal year under our belts, we take great pride in the progress made so far. Launched with only $400,000 in assets, only nine months later our Funds have exceeded the $139m mark. We believe our new shareholders respect and value the fact that FIM Group has a twenty-two year track record of managing globally oriented, total return portfolios for growth and income through many different market environments. We also believe our shareholders appreciate the flexibility we possess in seeking undervalued securities wherever they may be. Simply put, the investment team at FIM Group is passionate about global, active management. We enjoy the sweat equity that goes into managing four absolute return seeking funds with arguably the broadest investment universe available to any open-end mutual fund manager. “Kicking the tires” of companies around the world, squinting at yield curves, and vigorously analyzing the factors presenting risk and opportunity for the Funds’ net asset value is what we love to do.

It is my hope that this annual report is informative and refreshing. As our first of many to come, we look forward to your feedback in order to make this more than just a regulatory requirement. We seek to provide value not only by growing the Funds’ NAV, but also by communicating in a no nonsense manner that helps your understanding and evaluation of the work we love doing for you.

Thank you again for your support,

Paul Sutherland,
President of FIM Group and President/CIO of the Utopia Funds

FUND EXPENSES

				Expense Paid
		Beginning	Ending	During Period*
		Account	Account	4/01/06 to
Fund		at 04/01/06	at 9/30/06	9/30/06
Utopia Growth Fund	Actual Fund Expenses	$1,000	$1,033	$6.99
	Hypothetical Fund Expenses	$1,000	$1,018	$6.94
Utopia Core Fund	Actual Fund Expenses	$1,000	$1,039	$9.12
	Hypothetical Fund Expenses	$1,000	$1,016	$9.02
Utopia Core	Actual Fund Expenses	$1,000	$1,036	$9.01
Conservative Fund	Hypothetical Fund Expenses	$1,000	$1,016	$8.92
Utopia Yield	Actual Fund Expenses	$1,000	$1,032	$7.11
Income Fund	Hypothetical Fund Expenses	$1,000	$1,018	$7.06

*      Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year/365 (to reflect the half-year period). The Fund’s “Actual Fund Expenses” information reflects the 183 day period from April 1, 2006 to the fiscal year end September 30, 2006. The annualized expense ratios of Utopia Growth, Utopia Core, Utopia Core Conservative and Utopia Yield Income Fund were 1.37%, 1.78%, 1.76% and 1.40%, respectively. During the period, the Adviser waived fees and reimbursed expenses. The expense ratios of the Funds would have been higher had fees and expenses not been waived and reimbursed.

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The above examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2006 and held until September 30, 2006.

Actual Expenses. The first line of the table above for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Expenses. The second line of the table above for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you deter-mine the relative total costs of owning different funds.

As of September 30, 2006 (unaudited)

PERFORMANCE RETURNS

Since Inception
12/30/05
Utopia Growth Fund	4.20%
Citigroup 3-Month Treasury Bill Index *	3.46%
Lipper Global Flexible Portfolio Category **	6.80%
Morningstar World Allocation Category ***	9.25%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	8.32%
Utopia Core Fund	4.50%
Citigroup 3-Month Treasury Bill Index *	3.46%
Lipper Global Flexible Portfolio Category **	6.80%
Morningstar World Allocation Category ***	9.25%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	8.32%
Utopia Core Conservative Fund	3.90%
Citigroup 3-Month Treasury Bill Index *	3.46%
Lipper Global Flexible Portfolio Category **	6.80%
Morningstar World Allocation Category ***	9.25%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	8.32%
Utopia Yield Income Fund	3.50%
Citigroup 3-Month Treasury Bill Index *	3.46%
Lipper Global Flexible Portfolio Category **	6.80%
Morningstar World Allocation Category ***	9.25%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	8.32%

Performance returns have not been annualized. During the period, the Adviser waived fees and reimbursed expenses. Performance returns would have been lower had fees and expenses not been waived and reimbursed.

*

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. The Index is unmanaged and cannot be invested in directly.

**

Composite of fund performance and includes the expenses of managing registered investment companies. Includes funds that allocate investments among various asset classes, including both domestic and foreign stocks and money market instruments, with a focus on total return. At least 25% of these funds’ portfolios is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins or bullion.

***

Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003. Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe.

****	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies.

UTOPIA FUNDS - GROWTH FUND

FUND DETAILS

Management Report

Our inaugural fiscal year ending September 30, 2006 was an exciting one for the managers of the Utopia Funds (the “Funds”). Steady inflows of new cash were deployed into a wide mix of compelling investments spanning multiple asset classes, geographies, sectors and market capitalizations. Among these investments and demonstrative of the Funds’ flexibility were securities in two unlisted equity securities and a select basket of short equity positions, call and put options, and foreign currencies. The various positions are designed to help protect the Funds’ asset values in an environment of market complacency that continues to provide discomfort to our team.

This complacency, coupled with ample global liquidity, powered most asset classes higher during our shortened fiscal year (the Fund began

Selected Holdings as of September 30, 2006

Growth Fund - UTGRX

At September 30, 2006, the audited net asset value per share for the Utopia Growth Fund (“UTGRX”, or the “Fund”) was $10.42 per share. The Fund launched December 30, 2005 with a net asset value per share of $10.

The Fund seeks long-term positive total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

Launched with assets of $100,000, the Fund ended its fiscal year with net assets of $17,533,979. Significant flows came into the Fund during the second half of the year, leading to relatively high cash levels during the period. Many of the Fund’s holdings are less than three months old.

Among these holdings, the Fund invested in its first two unlisted equity securities, Interactive Voice, Data, and Fax, Inc and Idaho Trust Bancorp. The former is an innovative Michigan-

Country Breakdown As A Percentage of Net Assets on September 30, 2006

Argentina	0.4%
Australia	3.6%
Belgium	0.6%
Bermuda	0.4%
Canada	1.8%
Cayman Islands	0.8%
China	0.4%
Denmark	0.3%
France	0.2%
Germany	0.6%
Great Britain	1.3%
Hong Kong	4.5%
India	0.9%
Ireland	1.0%
Israel	0.2%
Italy	3.9%
Japan	4.7%
Malaysia	3.1%
Netherlands	2.5%
Norway	0.5%
Singapore	7.3%
South Korea	3.1%
Spain	0.5%
Sweden	0.7%
Switzerland	1.0%
Taiwan	3.4%
Thailand	8.6%
United States	31.7%
Total Other Assets Less Liabilities	12.0%
Total Net Assets	100.0%

As of September 30, 2006 (unaudited)

Holdings are subject to change.

based firm focused on providing cost-effective, integrated solutions for the recruitment of hourly workers. The latter is a trust-oriented bank in the Boise and Coeur d’Alene markets with significant opportunities for organic and acquisition-driven growth. The Fund also holds a basket of short equity positions and options to protect against the scenario where recent market complacency cracks, markets re-price, and volatility moves off its near-historic low levels.

Concentration of holdings remains insignificant with only three equity positions greater than 2% of the Fund’s value. The largest fixed income position is a 2.1% position in a U.S. Treasury Inflation Protected Indexed Note. Geographically, the Fund holds a higher weighting in Asia/Pacific securities than both the Americas and Europe/Africa. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

Growth of $10,000 Chart

Please Note: Performance calculations are as of September 30, 2006. Past performance is not indicative of future results. Fund inception date is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, the Adviser waived fees and reimbursed expenses. Performance returns would have been lower had fees and expenses not been waived and reimbursed.

operations on December 30, 2005). The global stock MSCI World Index (total return + 10.6%), the Dow Jones Equity REIT Index (+ 19.4%), and the CRB Reuters Spot Raw Industrials Index (+ 15.8%) all posted solid performance, while the JP Morgan Global Government Bond Index managed a 4% gain. In short, except for a hiccup in May after a few months of significant liquidity removal from the Bank of Japan, the general market environment was bullish for long investors.

Against this market backdrop, each of the Funds posted positive performance during the period. The Utopia Growth Fund NAV gained $.42 to $10.42 and returned 4.20% for the period, the Utopia Core Fund increased $.45 to $10.45 and returned 4.50% for the period, the Utopia Core Conservative Fund added $.39

UTOPIA FUNDS - CORE FUND

FUND DETAILS

to $10.39 and returned 3.90% for the period, and the Utopia Yield Income Fund moved $.35 higher to $10.35 and returned 3.50% for the period. For the period, the Citigroup 3-Month Treasury Bill Index returned 3.46%, the Lipper Global Flexible Portfolio Category returned 6.8%, the Morningstar World Allocation Category returned 9.25%, and the CSFB/Tremont Hedge Fund Multi-Strategy Index returned 8.32%. We are satisfied with this short-term performance, although we remind shareholders that the Funds are designed to protect and grow wealth for long-term investors. As such, our investment team tends to spend very little time discussing short-term performance.

What we have been discussing quite heatedly of late, however, is our analysis of factors with the potential to disrupt the market’s complacent mood. Of these factors,

Selected Holdings as of September 30, 2006

Core Fund - UTCRX

At September 30, 2006, the audited net asset value per share for the Utopia Core Fund (“UT-CRX”, or the “Fund”) was $10.45 per share. The Fund launched December 30, 2005 with a net asset value per share of $10.

The Fund seeks long-term positive total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

Launched with assets of $100,000, the Fund ended its fiscal year with net assets of $59,629,910. Significant flows came into the Fund during the second half of the year, leading to relatively high cash levels during the period. Many of the Fund’s holdings are less than three months old.

Among these holdings, the Fund invested in its first two unlisted equity securities, Interactive Voice, Data, and Fax, Inc and Idaho Trust Bancorp. The former is an innovative Michigan-

Country Breakdown As A Percentage of Net Assets on September 30, 2006

Argentina	0.3%
Australia	2.8%
Belgium	0.4%
Bermuda	0.4%
Brazil	0.1%
Canada	1.5%
Cayman Islands	0.6%
China	0.3%
Denmark	0.2%
France	0.2%
Germany	0.5%
Great Britain	1.1%
Hong Kong	3.3%
India	0.7%
Ireland	0.7%
Israel	0.1%
Italy	3.1%
Japan	3.7%
Malaysia	2.0%
Netherlands	1.9%
Norway	0.4%
Singapore	6.2%
South Korea	1.9%
Spain	0.4%
Sweden	0.6%
Switzerland	0.8%
Taiwan	2.5%
Thailand	6.6%
United States	38.9%
Total Other Assets Less Liabilities	17.8%
Total Net Assets	100.0%

As of September 30, 2006 (unaudited)

Holdings are subject to change.

based firm focused on providing cost-effective, integrated solutions for the recruitment of hourly workers. The latter is a trust-oriented bank in the Boise and Coeur d’Alene markets with significant opportunities for organic and acquisition-driven growth. The Fund also holds a basket of short equity positions and options to protect against the scenario where recent market complacency cracks, markets re-price, and volatility moves off its near-historic low levels.

Concentration of holdings remains insignificant with only four equity positions greater than 1.5% of the Fund’s value. The largest fixed income position is a 6.1% position in a U.S. Treasury Bond. Geographically, the Fund holds a higher weighting in Americas’ securities than both Asia/Pacific and Europe/Africa securities. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

Growth of $10,000 Chart

Please Note: Performance calculations are as of September 30, 2006. Past performance is not indicative of future results. Fund inception date is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, the Adviser waived fees and reimbursed expenses. Performance returns would have been lower had fees and expenses not been waived and reimbursed.

several that stand out include this year’s inversion of the yield curve, deteriorating leading economic indicators, accelerating wage and core consumer price inflation, sharply declining US residential real estate markets, and increased nuclear noise from Iran and N. Korea. Our team believes that these trends point to possible headwinds for riskier asset classes and we believe that we have positioned the Funds accordingly.

Market consensus, on the other hand, seems to be pricing in a soft landing for the US economy (or rapid Fed rate cuts if the landing gets a bit rougher), no contagion effects from the slowing housing market, and a strong election year bid. We acknowledge signs of current strength in U.S. corporate profits and balance sheets, low unemployment and falling energy prices as short-term support for riskier assets, but

UTOPIA FUNDS - CORE CONSERVATIVE FUND

FUND DETAILS

we are less sanguine about the sustainability of such strength. Specifically, we are concerned that the unparalleled growth and securitization of credit has created an artificial level of support for both the consumption that drives the US economy and the asset prices that bolster household net worth. We remain of the view that this credit growth will eventually moderate (in our mildest scenario) and that most investors are not prepared for the ramifications such a slowdown could bring to their portfolios.

We are not bears, but rather cautious pragmatists with a mandate to achieve long-term positive returns. To achieve our objective, we do our best to identify manias (including the current credit bubble) and mitigate the possible negative effects of such manias to the Funds. The Funds reflect this view and hold a mix of securities

Selected Holdings as of September 30, 2006

Core Conservative Fund - UTCCX

At September 30, 2006, the audited net asset value per share for the Utopia Core Conservative Fund (“UTCCX”, or the “Fund”) was $10.39 per share. The Fund launched December 30, 2005 with a net asset value per share of $10.

The Fund seeks long-term positive total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

Launched with assets of $100,000, the Fund ended its fiscal year with net assets of $45,685,496. Significant flows came into the Fund during the second half of the year, leading to relatively high cash levels during the period. Many of the Fund’s holdings are less than three months old.

Among these holdings, the Fund invested in its first two unlisted equity securities, Interactive Voice, Data, and Fax, Inc and Idaho Trust Bancorp. The former is an innovative Michigan-

Country Breakdown As A Percentage of Net Assets on September 30, 2006

Argentina	0.3%
Australia	2.3%
Belgium	0.3%
Bermuda	0.3%
Brazil	0.1%
Canada	1.4%
Cayman Islands	0.4%
China	0.2%
Denmark	0.0%
France	0.2%
Germany	0.5%
Great Britain	0.9%
Hong Kong	2.7%
India	0.5%
Ireland	0.4%
Israel	0.1%
Italy	2.5%
Japan	2.5%
Malaysia	1.3%
Netherlands	1.6%
Norway	0.7%
Singapore	5.0%
South Korea	1.4%
Spain	0.4%
Sweden	0.6%
Switzerland	0.8%
Taiwan	2.0%
Thailand	4.4%
United States	48.1%
Total Other Assets Less Liabilities	18.1%
Total Net Assets	100.0%

As of September 30, 2006 (unaudited)

Holdings are subject to change.

based firm focused on providing cost-effective, integrated solutions for the recruitment of hourly workers. The latter is a trust-oriented bank in the Boise and Coeur d’Alene markets with significant opportunities for organic and acquisition-driven growth. The Fund also holds a basket of short equity positions and options to protect against the scenario where recent market complacency cracks, markets re-price, and volatility moves off its near-historic low levels.

Concentration of holdings remains insignificant with only three equity positions greater than 1% of the Fund’s value. The largest fixed income position is a 6.7% position in a U.S. Treasury Bond. Geographically, the Fund holds a higher weighting in Americas’ securities than both Asia/Pacific and Europe/Africa securities. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

Growth of $10,000 Chart

Please Note: Performance calculations are as of September 30, 2006. Past performance is not indicative of future results. Fund inception date is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, the Adviser waived fees and reimbursed expenses. Performance returns would have been lower had fees and expenses not been waived and reimbursed.

designed to work together to meet their objectives.

Two of the long equity positions held in the Funds as part of this mix as of September 30 were IBA Health Ltd and Road Builder Holdings Berhad. The former is a leading provider of Healthcare Information Technology solutions in Australia, New Zealand, the UK and SE Asia. Healthcare Information Technology is a major theme for our team and IBA Health presented the right combination of solid management, financial strength, attractive growth prospects and under-valuation. Road Builder is a Malaysian engineering conglomerate we visited during an Asian research trip last year with a nice mix of assets (including land for development, ports, and toll roads) whose value we believed to be considerably well above that of its market capitalization. We bought the shares at well

UTOPIA FUNDS - YIELD INCOME FUND

FUND DETAILS

over a 50% discount to Net Asset Value with a 4%+ dividend yield. As this letter goes to press, competitor IJM Corp Berhad is reportedly making a bid to acquire Road Builder at a price significantly higher than the Funds’ average cost.

Positions more defensive in nature held by the Funds as of September 30 include a basket of foreign currencies and a few select shorts and options on securities that we consider priced for perfection in the current environment. The potential for declining interest rate differentials and an eventual reduction in dollar reserves held by foreign central banks is the thesis behind adding a mix of foreign currencies as part of our overall allocation to cash. The Funds’ small aggregate position in shorts and puts, along with calls on the VIX (the Chicago Board Options Exchange SPX Volatility

Selected Holdings as of September 30, 2006

Yield Income Fund - UTYIX

At September 30, 2006, the audited net asset value per share for the Utopia Yield Income Fund (“UTYIX”, or the “Fund”) was $10.35 per share. The Fund launched December 30, 2005 with a net asset value per share of $10.

The Fund seeks long-term positive total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

Launched with assets of $100,000, the Fund ended its fiscal year with net assets of $16,791,603. Significant flows came into the Fund during the second half of the year, leading to relatively high cash levels during the period. Many of the Fund’s holdings are less than three months old.

Among these holdings, the Fund invested in its first two unlisted equity securities, Interactive Voice, Data, and Fax, Inc and Idaho Trust Bancorp. The former is an innovative Michigan-

Country Breakdown As A Percentage of Net Assets on September 30, 2006

Argentina	0.2%
Australia	2.3%
Belgium	0.2%
Bermuda	0.2%
Brazil	0.1%
Canada	1.4%
Cayman Islands	0.5%
China	0.2%
Denmark	0.0%
France	0.7%
Germany	0.6%
Great Britain	0.9%
Hong Kong	2.4%
India	0.3%
Ireland	0.3%
Israel	0.1%
Italy	2.1%
Japan	2.1%
Malaysia	1.2%
Netherlands	1.4%
Norway	0.6%
Singapore	4.9%
South Korea	1.0%
Spain	0.4%
Sweden	0.6%
Switzerland	0.8%
Taiwan	1.6%
Thailand	4.3%
United States	50.6%
Total Other Assets Less Liabilities	18.0%
Total Net Assets	100.0%

As of September 30, 2006 (unaudited)

Holdings are subject to change.

based firm focused on providing cost-effective, integrated solutions for the recruitment of hourly workers. The latter is a trust-oriented bank in the Boise and Coeur d’Alene markets with significant opportunities for organic and acquisition-driven growth. The Fund also holds a basket of short equity positions and options to protect against the scenario where recent market complacency cracks, markets re-price, and volatility moves off its nearhistoric low levels.

Concentration of holdings remains insignificant with only two equity positions greater than 1% of the Fund’s value. The largest fixed income position is a 7.8% position in a U.S. Treasury Bond. Geographically, the Fund holds a higher weighting in a higher weighting in Americas’ securities than both Asia/Pacific and Europe/Africa securities. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

Growth of $10,000 Chart

Please Note: Performance calculations are as of September 30, 2006. Past performance is not indicative of future results. Fund inception date is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, the Adviser waived fees and reimbursed expenses. Performance returns would have been lower had fees and expenses not been waived and reimbursed.

Index) are in place to help defend against a scenario where market complacency cracks, risky assets are re-priced and volatility moves off its current near-historic low levels.

With our first fiscal year now behind us, we take great pride in the progress made to date. Our challenge remains finding quality investments and controlling portfolio risk in a market environment of above average complacency. We will continue working hard positioning the Funds to meet their common objective of long-term positive returns independent of the market environment, and we look forward to reporting our progress over the year ahead.

Best regards,

Paul Sutherland

Suzanne Stepan, CFA

Zach Liggett, CFA

UTOPIA FUNDS - GROWTH FUND

As of September 30, 2006

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (73.8%)
Advertising (0.4%)
Gaiam Inc.*	5,750	$74,233

Agriculture (0.4%)
Cresud SA - ADR	5,350	72,760

Apparel (1.0%)
Ocean Sky Intl Ltd.	1,550,000	180,545

Banks (2.5%)
Idaho Trust Bancorp*(1)(5)	18,000	162,000
Mitsubishi UFJ Financial Group, Inc. - ADR	5,700	73,017
Mizuho Financial Group(1)	11	85,407
National Bancshares Inc.*	47,000	110,450
		430,874

Beverages (0.2%)
Ten Ren Tea Co Ltd.	44,000	38,553

Building Materials (2.1%)
Dynasty Ceramic PCL(1)	686,000	261,003
ENDO Lighting Corp.*(1)	13,000	118,929
		379,932

Chemicals (2.9%)
Arkema* - ADR	5	235
Chemical Co. of Malaysia Bhd	69,200	61,545
Korea Polyol Co Ltd.*(1)	1,988	91,304
Landec Corp.*	3,725	40,230
Meghmani Organics Ltd.(1)	838,500	168,518
Yip’s Chemical Holdings Ltd.(1)	399,200	152,985
		514,817

Commercial Services (1.0%)
Bangkok Aviation(1)	260,000	78,117
Franklin Covey Co.*	775	4,255
H&R Block Inc.	3,950	85,873
		168,245

Computers (1.6%)
Lenovo Group Ltd.(1)	514,000	201,558
Springsoft Inc.(1)	67,000	84,941
		286,499

Distribution-Wholesale (0.8%)
China Hong Kong Photo	1,430,000	132,158

Diversified Financial Services (1.7%)
Guoco Group Ltd.*	9,000	114,888
KAS Bank NV(1)	1,825	48,046
SinoPac Fin Holdings Co.(1)	303,000	144,409
		307,343

Electrical Components & Equipment (4.9%)
Enel SpA*(1)	8,900	$81,241
FINETEC Corp.(1)	12,700	193,186
iRevo Inc.(1)	37,000	121,549
Merix Corp.*	20,000	192,200
Terna SpA*(1)	38,800	112,950
Vestas Wind Systems*(1)	1,800	47,949
Viridis Clean Energy Group(1)	142,000	94,149
Xantrex Tech Inc.*	1,035	8,011
		851,235

Engineering & Construction (1.9%)
CH. Karnchang PCL	900,000	200,053
Japan Airport Terminal(1)	7,700	83,955
Road Builder Holdings(1)	64,200	45,731
		329,739

Entertainment (2.5%)
Major Cineplex Group(1)	28,800	11,335
Tally-Ho Ventures*(2)	161,000	322,000
TMS Entertainment Ltd.(1)	29,000	94,488
		427,823

Environmental Control (0.1%)
Sinomem Technology Ltd.(1)	37,000	21,006

Food (2.2%)
Fyffes PLC(1)	80,300	156,046
Galaxy Nutritional Foods Inc.*	250,352	92,630
Koninklijke Wessanen NV(1)	4,900	67,837
Tofutti Brands Inc.*	26,900	76,127
		392,640

Healthcare Products (0.3%)
STERIS Corp.	2,400	57,744

Holding Companies (5.3%)
Babcock & Brown Wind Partners(1)	117,500	126,455
Bousted Holdings Berhad	374,200	191,767
Chuang’s China Investments Ltd.(1)	2,511,000	131,954
Chuang’s Consortium International Ltd.(1)	813,300	65,643
Grubb & Ellis Realty Advisors Inc.*	945	6,190
Haw Par Corp.(1)	40,000	159,622
Hotung Investment Holdings Ltd.*(1)	696,000	83,242
India Hospitality Corp.*	23,500	129,250
KPC Holdings*(1)	852	32,864
		926,987

	Shares	Value
Insurance (continued)
21st Century Holding Co.	10,650	$196,599
Aspen Insurance Holdings Ltd.	1,300	33,579
Endurance Specialty Holdings Ltd.	1,325	46,719
Financial Industries Corp.*	42,055	361,673
Kurnia Asia Bhd*	394,000	121,790
Singapore Reinsurance(1)	826,000	148,064
		908,424

Internet (5.2%)
CS Loxinfo PCL	1,834,700	178,757
Earthlink Inc.*	24,225	176,116
Internet Gold-Golden Lines Ltd.*	4,430	27,422
Kintera Inc.*	144,800	249,056
Pacific Internet Ltd.*	9,500	85,785
United Online Inc.	16,225	197,620
		914,756

Leisure Time (0.8%)
California WOW Xperience PCL(1)	145,262	24,928
Ducati Motor Holdings*(1)	132,600	123,014
		147,942

Machinery-Diversified (1.4%)
ATS Automation Tooling Systems Inc.*	12,425	140,063
Tsudakoma Corp.(1)	46,000	97,302
		237,365

Media (4.1%)
John Fairfax Holdings(1)	35,000	110,107
Liberty Global Inc.*	6,175	154,746
Mondo TV SpA*(1)	4,950	140,153
New York Times Co.	4,000	91,920
The Reader’s Digest Association Inc.	8,800	114,048
Wegener NV(1)	7,700	95,696
Workpoint Entertainment(1)	33,000	19,838
		726,508

Metal Fabrication-Hardware (0.2%)
Wah Seong Corp. Berha	47,100	27,969

Miscellaneous Manufacturers (1.5%)
AGFA-Gevaert NV(1)	4,325	102,513
Cycle Country Accessories Corp.*	69,275	138,550
EganaGoldpfeil Ltd.(1)	62,000	29,048
		270,111

Oil&Gas (4.7%)
China Petroleum & Chemical Corp. - ADR	1,025	$63,468
Cimarex Energy Co.	2,200	77,418
ConocoPhillips	1,600	95,248
ENI SpA - ADR	1,555	92,538
Repsol YPF SA - ADR	3,225	96,202
Royal Dutch Shell PLC - ADR	875	57,837
Statoil ASA - ADR	3,675	87,538
Thai Oil Public Co.(1)	81,900	130,553
Total SA - ADR	665	43,850
Transmeridian Exploration Inc.*	19,300	76,235
		820,887

Pharmaceuticals (1.1%)
Hua Han Bio-Pharmaceutical	204,000	33,779
Natrol Inc.*	114,500	163,735
		197,514

Real Estate (5.1%)
Amanah Harta Tanah PNB*	6,000	1,212
Amanah Harta Tanah PNB 2(1)	315,600	35,009
AVJennings Homes Ltd.(1)	171,888	145,441
Blackrock International Land PLC*	32,200	15,516
Cheung Kong Holdings Ltd.*(1)	5,000	53,623
Glomac Bhd(1)	235,000	64,249
Grubb & Ellis Co.*	11,700	113,139
Hemaraj Land & Development(1)	5,840,000	136,544
Rojana Industrial Park PCL(1)	274,800	92,087
Ticon Industrial(1)	310,000	139,361
Wheelock & Co Ltd.(1)	53,000	92,644
		888,825

REITS (0.7%)
MCO CR-REIT(1)	15,680	113,580

Retail (1.5%)
Food Junction Holdings(1)	312,000	121,696
Matsuzakaya Holdings Co. Ltd.*	22,000	141,918
		263,614

Semiconductors (0.9%)
Intel Corp.	7,725	158,903

Software (3.6%)
Data Systems Consulting Co. Ltd.(1)	118,516	98,452
EPIQ Systems Inc.*	12,350	181,669
IBA Healthcare Ltd.(1)	217,500	159,979
iSOFT Group PLC(1)	146,600	137,160
SmartPros Ltd.*	27,800	72,558
		649,818

	Shares	Value
Telecommunications (3.3%)
Chunghwa Telecom Co. - ADR	1,900	$32,889
Chunghwa Telecom Co.(1)	80,000	133,428
Fastweb*(1)	3,350	151,776
Longcheer Holdings Ltd.*(1)	160,000	83,221
Shin Corp Pub Co Ltd.(1)	212,000	166,283
		567,597

Toys-Games-Hobbies (1.5%)
Action Products International*	98,250	175,868
Tecmo Ltd.(1)	11,500	84,801
		260,669

Transportation (1.2%)
Sakai Moving Service Co. Ltd.*(1)	2,525	64,835
Singapore Post Ltd.(1)	216,000	137,059
		201,894

TOTAL COMMON STOCKS (Identified Cost $12,633,727)		12,949,509

INVESTMENT COMPANIES (2.7%)
Closed-end Funds (0.6%)
Ticon Property Fund(1)	419,500	106,060

Commodity Fund (2.1%)
iShares COMEX Gold Trust*	6,300	374,850

TOTAL INVESTMENT COMPANIES (Identified Cost $490,120)		480,910

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

CONVERTIBLE BONDS (2.3%)
Healthcare Products (0.5%)
Bausch & Lomb(3)	6.0481%	08/01/2023	$75,000	$87,487

Insurance (0.1%)
Horace Mann Educators Corp.(4)	1.425%	05/14/2032	37,000	17,298

Mining (0.9%)
Placer Dome Inc.	2.75%	10/15/2023	120,000	165,600

Semiconductors (0.8%)
ASM International NV	4.25%	12/06/2011	125,000	131,562

TOTAL CONVERTIBLE BONDS (Identified Cost $391,528)				401,947

CORPORATE BONDS (0.9%)
Banks (0.3%)
Rabobank Nederland(4)	4.00%	11/12/2008	50,000	48,660

Foreign Corporate Bonds (0.6%)
Banks - (0.3%)
Rabobank Nederland-GBP	4.625%	05/31/2012	$30,000	$55,148

Diversified Financial Services - (0.3%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	60,000	51,589

TOTAL CORPORATE BONDS (Identified Cost $150,483)				155,397

GOVERNMENT BONDS (7.5%)
Foreign Bonds & Notes (4.9%)
Deutschland Inflation Linked	1.50%	04/15/2016	86,253	107,951
Singapore Government	4.375%	01/15/2009	270,000	175,005
Singapore Government	4.00%	09/01/2018	140,000	93,856
Singapore Government	3.25%	09/01/2020	150,000	93,603
Swedish Inflation Linked	1.00%	04/01/2012	1,013,808	133,772
Swiss Government	3.50%	08/07/2010	205,000	171,302
United Kingdom Gilt	2.00%	03/07/2009	48,000	88,209
				863,698

U.S. Treasury Bonds & Notes (2.6%)
U.S. Treasury Inflation Indexed Bond	2.00%	01/15/2026	338,108	324,267
U.S. Treasury Inflation Indexed Note(6)	0.875%	04/15/2010	10,740	10,177
U.S. Treasury Inflation Indexed Note(6)	1.625%	01/15/2015	122,537	116,554
				450,998

TOTAL GOVERNMENT BONDS (Identified Cost $1,300,299)				1,314,696

	Shares	Value
PREFERRED STOCKS (0.6%)
REITS (0.0%)
Innkeepers USA Trust*	20	$507

Software (0.6%)
Interactive Voice, Data, and Fax Inc.*(1)(5)	6,726	$97,123

TOTAL PREFERRED STOCKS (Identified Cost $97,628)		$97,630

	Exercise	Expiration
	Price	Date	Contracts	Value
PURCHASED OPTIONS (1.8%)
Call Options (0.6%)
CBOE SPX Volatility*	$10.00	02/14/2007	85	$55,675
CBOE SPX Volatility*	12.50	02/14/2007	100	45,500
				101,175

Put Options (1.2%)
AvalonBay Communities Inc.*	125.00	01/20/2007	26	19,890
Big Lots Inc.*	20.00	04/21/2007	40	8,200
General Motors Corp.*	35.00	12/16/2006	25	9,000
iShares MSCI Emerging Markets Index Fund*	100.00	01/20/2007	150	118,500
iShares Russell 2000 Index Fund*	73.00	11/18/2006	50	13,125
Regional Bank Holdings*	150.00	11/18/2006	40	4,200
Regional Bank HOLDRs Trust*	150.00	01/20/2007	40	8,900
Regional Bank HOLDRs Trust*	155.00	02/14/2007	30	12,450
Retail HOLDRs Trust*	100.00	10/21/2006	40	13,000
				207,265

TOTAL PURCHASED OPTIONS (Identified Cost $436,337)				308,440

	Shares	Value
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants*	47,000	$20,210

Toys-Games-Hobbies (0.0%)
Action Products International Warrants*(1)(5)	425	50

TOTAL WARRANTS (Identified Cost $16,450)		20,260

TOTAL INVESTMENTS (89.7%) (Identified Cost $15,516,572)		15,728,789

TOTAL OTHER ASSETS LESS LIABILITIES (10.3%)		$1,805,190

TOTAL NET ASSETS (100.0%)		$17,533,979

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc.*	(1,275)	$(98,213)
Chicago Mercantile Exchange Holdings Inc.	(400)	(191,300)
Templeton Russia and Eastern European Fund Inc.*	(650)	(44,142)

TOTAL SECURITIES SOLD SHORT (Proceeds $322,679)		$(333,655)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

	Principal	Acquisition	Market	Value as %
	Amount/Share	Date	Value	of Net Assets
Action Products International Warrants*(1)(5)	425	1/10/06	50	0.0%

Idaho Trust Bancorp(1)(5)	18,000	8/30/06	162,000	0.9%

Interactive Voice, Data, and Fax Inc.(1)(5)	6,726	9/14/06	97,123	0.6%

Tally-Ho Ventures(2)	100,000	5/26/06	200,000	1.1%
	61,000	7/11/06	122,000	0.7%
			$581,173	3.3%

*                    Non Income Producing Security

(1)          Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of September 30, 2006 is $6,764,096.

(2)          These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)          Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.

(4)          Represents a step bond. Rate disclosed is as of September 30, 2006.

(5)          This security is considered illiquid by the investment adviser.

(6)          A portion of this security has been segregated to be used as collateral for securities sold short.

ADR - American Depositary Receipt | PNB - Permodalan Nasional Berhad

PLC - All Public Company Limited | PLC - Public Limited Company

REIT - Real Estate Investment Trust | GBP - Pound Sterling

CHF - Swiss Franc

See Notes to Financial Statements

UTOPIA FUNDS - CORE Fund

As of September 30, 2006

schedUle of InvesTmenTs

	Shares	Value
COMMON STOCKS (54.5%)
Advertising (0.3%)
Gaiam Inc.*	13,400	$172,994

Agriculture (0.3%)
Cresud SA - ADR	14,050	191,080

Apparel (0.7%)
Ocean Sky Intl Ltd.	3,725,000	433,889

Banks (2.1%)
Idaho Trust Bancorp*(1)(5)	46,500	418,500
Mitsubishi UFJ Financial Group Inc. - ADR	19,050	244,030
Mizuho Financial Group(1)	35	271,750
National Bancshares Inc.*	130,000	305,500
		1,239,780

Beverages (0.1%)
Ten Ren Tea Co Ltd.	93,000	81,487

Building Materials (1.4%)
Dynasty Ceramic PCL(1)	1,336,000	508,309
ENDO Lighting Corp.*(1)	34,400	314,705
		823,014

Chemicals (2.1%)
Arkema* - ADR	15	706
Chemical Co. of Malaysia Bhd	63,500	56,475
Korea Polyol Co Ltd.*(1)	5,313	244,014
Landec Corp.*	9,700	104,760
Meghmani Organics Ltd.(1)	2,114,000	424,863
Yip’s Chemical Holdings Ltd.(1)	1,148,800	440,253
		1,271,071

Commercial Services (0.6%)
Bangkok Aviation(1)	400,000	120,180
Franklin Covey Co.*	1,900	10,431
H&R Block Inc.	10,750	233,705
		364,316

Computers (1.2%)
Lenovo Group Ltd.(1)	1,260,000	494,092
Springsoft Inc.(1)	179,000	226,932
		721,024

Distribution-Wholesale (0.5%)
China Hong Kong Photo	3,340,000	308,678

Diversified Financial Services (1.2%)
Guoco Group Ltd.*	23,000	293,602
KAS Bank NV(1)	5,318	140,005
SinoPac Fin Hldgs Co.(1)	645,000	307,405
		741,012

Electrical Components & Equipment (3.3%)
Enel SpA*(1)	26,700	243,723
FINETEC Corp.(1)	33,600	511,107
Merix Corp.*	45,975	$441,820
Terna SpA*(1)	118,300	344,380
Vestas Wind Systems*(1)	4,000	106,554
Viridis Clean Energy Group(1)	430,000	285,098
Xantrex Tech Inc.*	2,515	19,466
		1,952,148

Engineering & Construction (1.3%)
CH. Karnchang PCL	2,178,000	484,129
Japan Airport Terminal(1)	19,250	209,887
Road Builder Holdings(1)	149,700	106,633
		800,649

Entertainment (1.8%)
Major Cineplex Group(1)	114,100	44,908
Tally-Ho Ventures*(2)	398,000	796,000
TMS Entertainment Ltd.(1)	75,000	244,364
		1,085,272

Environmental Control (0.1%)
Sinomem Technology Ltd.(1)	110,000	62,451

Food (1.3%)
Fyffes PLC(1)	208,484	405,145
Galaxy Nutritional Foods Inc.*	35,369	13,087
Koninklijke Wessanen NV(1)	12,300	170,284
Tofutti Brands Inc.*	70,125	198,454
		786,970

Healthcare Products (0.3%)
STERIS Corp.	6,375	153,383

Holding Companies (3.9%)
Babcock & Brown Wind Partners(1)	313,000	336,855
Bousted Holdings Berhad	818,200	419,305
Chuang’s China Investments Ltd.(1)	5,350,000	281,144
Chuang’s Consortium International Ltd.(1)	2,173,000	175,388
Grubb & Ellis Realty Advisors Inc.*	3,728	24,418
Haw Par Corp.(1)	108,000	430,980
Hotung Investment Holdings Ltd.*(1)	1,756,000	210,018
India Hospitality Corp.*	57,000	313,500
KPC Holdings*(1)	2,277	87,831
		2,279,439

Insurance (4.1%)
21st Century Holding Co.	39,700	732,862
Aspen Insurance Holdings Ltd.	3,450	89,113
Endurance Specialty Holdings Ltd.	3,575	126,055
Financial Industries Corp.*	85,644	736,538
Kurnia Asia Bhd *	1,049,000	324,257
Singapore Reinsurance(1)	2,263,000	405,652
		2,414,477

	Shares	Value
Internet (3.7%)
CS Loxinfo PCL	4,565,000	$444,773
Earthlink Inc.*	60,675	441,107
Internet Gold-Golden Lines Ltd.*	12,504	77,400
Kintera Inc.*	311,450	535,694
Pacific Internet Ltd.*	22,000	198,660
United Online Inc.	41,475	505,166
		2,202,800

Leisure Time (0.7%)
California WOW Xperience PCL(1)	389,583	66,856
Ducati Motor Holdings*(1)	346,400	321,358
		388,214

Machinery-Diversified (0.9%)
ATS Automation Tooling Systems Inc.*	27,325	308,025
Tsudakoma Corp.(1)	102,000	215,758
		523,783

Media (3.2%)
John Fairfax Holdings(1)	79,600	250,415
Liberty Global Inc.*	17,000	426,020
Mondo TV SpA*(1)	12,350	349,673
New York Times Co.	10,100	232,098
The Reader’s Digest Association Inc.	24,700	320,112
Wegener NV(1)	19,750	245,454
Workpoint Entertainment(1)	90,000	54,105
		1,877,877

Metal Fabrication-Hardware (0.1%)
Wah Seong Corp. Berha	109,000	64,726

Miscellaneous Manufacturers (0.7%)
AGFA-Gevaert NV(1)	9,450	223,987
Cycle Country Accessories Corp.*	64,225	128,450
EganaGoldpfeil Ltd.(1)	158,000	74,027
		426,464

Oil&Gas (3.7%)
China Petroleum & Chemical Corp. - ADR	2,450	151,704
Cimarex Energy Co.	5,260	185,099
ConocoPhillips	4,400	261,932
ENI SpA - ADR	4,680	278,507
Petroleo Brasileiro SA - ADR	399	33,448
Repsol YPF SA - ADR	9,000	268,470
Royal Dutch Shell PLC - ADR	2,125	140,463
Statoil ASA - ADR	11,425	272,144
Thai Oil Public Co.(1)	194,700	310,361
Total SA - ADR	1,881	124,033
Transmeridian Exploration Inc.*	52,000	205,400
		2,231,561

Pharmaceuticals (0.8%)
Eu Yan Sang International Ltd.(1)	5,000	2,045
Hua Han Bio-Pharmaceutical	312,000	51,662
Natrol Inc.*	291,800	417,274
		470,981

Real Estate (4.1%)
Amanah Harta Tanah PNB*	102,500	$20,706
Amanah Harta Tanah PNB 2(1)	766,974	85,078
AVJennings Homes Ltd.(1)	500,000	423,070
Blackrock International Land PLC*	63,200	30,453
Cheung Kong Holdings Ltd.*(1)	10,000	107,246
Glomac Bhd(1)	494,000	135,060
Grubb & Ellis Co.*	30,700	296,869
Hemaraj Land & Development(1)	17,712,000	414,121
Rojana Industrial Park Pcl(1)	727,800	243,891
Ticon Industrial(1)	1,022,000	459,441
Wheelock & Co Ltd.(1)	138,000	241,223
		2,457,158

REITS (0.5%)
MCO CR-REIT(1)	44,410	321,690

Retail (1.2%)
Food Junction Holdings(1)	1,014,000	395,513
Matsuzakaya Holdings Co. Ltd.*	47,000	303,187
		698,700

Semiconductors (1.0%)
Intel Corp.	29,100	598,587

Software (2.7%)
Data Systems Consulting Co. Ltd.(1)	304,174	252,678
EPIQ Systems Inc.*	34,500	507,495
IBA Healthcare Ltd.(1)	500,000	367,768
iSOFT Group PLC(1)	330,800	309,500
Microsoft Corp.	5,800	158,514
		1,595,955

Telecommunications (2.4%)
Chunghwa Telecom Co. - ADR	8,000	138,480
Chunghwa Telecom Co.(1)	172,000	286,871
Fastweb*(1)	7,950	360,184
Longcheer Holdings Ltd.*(1)	415,000	215,855
Shin Corp Pub Co Ltd.(1)	576,000	451,787
		1,453,177

Toys-Games-Hobbies (1.1%)
Action Products International*	247,640	443,276
Tecmo Ltd.(1)	31,000	228,595
		671,871

Transportation (1.1%)
Sakai Moving Service Co. Ltd.*(1)	6,600	169,468
Singapore Post Ltd.(1)	736,000	467,018
		636,486

TOTAL COMMON STOCKS (Identified Cost $31,575,590)		$32,503,164

	Shares	Value
INVESTMENT COMPANIES (2.7%)
Closed-end Funds (0.7%)
Salomon Bros InflationManagement Fund	3,341	$53,356
Ticon Property Fund(1)	1,376,000	347,888
		401,244

Commodity Fund (2.0%)
iShares COMEX Gold Trust*	20,200	1,201,900

TOTAL INVESTMENT COMPANIES (Identified Cost $1,637,265)		1,603,144

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.9%)
Healthcare Products (0.5%)
Bausch & Lomb(3)	6.0481%	08/01/2023	$245,000	$285,792

Insurance (0.1%)
Horace Mann Educators Corp.(4)	1.425%	05/14/2032	128,000	59,840

Mining (0.9%)
Placer Dome Inc.	2.75%	10/15/2023	405,000	558,900

Semiconductors (0.4%)
ASM International NV	4.25%	12/06/2011	230,000	242,075

TOTAL CONVERTIBLE BONDS (Identified Cost $1,121,659)				1,146,607

CORPORATE BONDS (1.8%)
Banks (0.4%)
Barclays Bank PLC(3)	5.82%	03/30/2007	105,000	103,089
Rabobank Nederland(4)	4.00%	11/12/2008	170,000	165,443
				268,532

Cosmetics-Personal Care (0.1%)
Procter & Gamble	4.75%	06/15/2007	45,000	44,860

Diversified Financial Services (0.1%)
Merrill Lynch & Co. Inc(3)	8.00%	03/24/2009	45,000	43,952

Electrical Components & Equipment (0.2%)
Pacificorp	6.375%	05/15/2008	125,000	127,212

Telecommunications (0.4%)
Verizon Wireless Capital LLC	5.375%	12/15/2006	225,000	224,920

Foreign Corporate Bonds (0.6%)
Banks - (0.3%)
Rabobank Nederland-GBP	4.625%	05/31/2012	$102,000	$187,504

Diversified Financial Services - (0.3%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	220,000	189,159

TOTAL CORPORATE BONDS (Identified Cost $1,071,696)				1,086,139

GOVERNMENT BONDS (20.1%)
Foreign Bonds & Notes (4.3%)
Deutschland Inflation Linked	1.50%	04/15/2016	263,832	330,205
Singapore Government	4.375%	01/15/2009	775,000	502,330
Singapore Government	4.00%	09/01/2018	460,000	308,384
Singapore Government	3.25%	09/01/2020	495,000	308,889
Swedish Inflation Linked	1.00%	04/01/2012	2,889,353	381,250
Swiss Government	3.50%	08/07/2010	590,000	493,015
United Kingdom Gilt	2.00%	03/07/2009	136,000	249,925
				2,573,998

U.S. Treasury Bonds & Notes (15.8%)
U.S. Treasury Bond	13.25%	05/15/2014	2,445,000	2,959,117
U.S. Treasury Bond	10.625%	08/15/2015	500,000	715,430
U.S. Treasury Inflation Indexed Bond(6)	2.375%	01/15/2025	528,896	537,408
U.S. Treasury Inflation Indexed Bond	2.00%	01/15/2026	1,741,769	1,670,464
U.S. Treasury Inflation Indexed Note(6)	0.875%	04/15/2010	1,707,628	1,618,178
U.S. Treasury Inflation Indexed Note(6)	1.625%	01/15/2015	2,003,215	1,905,402
				9,405,999

TOTAL GOVERNMENT BONDS (Identified Cost $11,882,975)				11,979,997

	Shares	Value
PREFERRED STOCKS (0.9%)
Oil&Gas (0.5%)
GMX Resources Inc.*	10,300	$267,285

Software (0.4%)
Interactive Voice, Data, and Fax Inc.*(1)(5)	17,600	254,144

TOTAL PREFERRED STOCKS (Identified Cost $511,645)		521,429

	Exercise	Expiration
	Price	Date	Contracts	Value
PURCHASED OPTIONS (1.0%)
Call Options (0.3%)
CBOE SPX Volatility*	$10.00	02/14/2007	175	$114,625
CBOE SPX Volatility*	12.50	02/14/2007	207	94,185
				208,810

Put Options (0.7%)
AvalonBay Communities Inc.*	125.00	01/20/2007	56	42,840
Big Lots Inc.*	20.00	04/21/2007	80	16,400
General Motors Corp.*	35.00	12/16/2006	55	19,800
iShares MSCI Emerging Markets Index Fund*	100.00	01/20/2007	300	237,000
iShares Russell 2000 Index Fund*	73.00	11/18/2006	110	28,875
Regional Bank Holdings*	150.00	11/18/2006	50	5,250
Regional Bank HOLDRs Trust*	150.00	01/20/2007	65	14,463
Regional Bank HOLDRs Trust*	155.00	02/14/2007	50	20,750
Retail HOLDRs Trust*	100.00	10/21/2006	85	27,625
				413,003

TOTAL PURCHASED OPTIONS (Identified Cost $854,952)				621,813

	Shares	Value.
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *	114,000	$49,020

Toys-Games-Hobbies (0.0%)
Action Products International Warrants*(1)(5)	320	38

TOTAL WARRANTS (Identified Cost $39,900)		49,058

TOTAL INVESTMENTS (83.0%) (Identified Cost $48,695,682)		$49,511,351

TOTAL OTHER ASSETS LESS LIABILITIES (17.0%)		10,118,559

TOTAL NET ASSETS (100.0%)		$59,629,910

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc.*	(3,225)	$(248,422)
Chicago Mercantile Exchange Holdings Inc.	(500)	(239,125)
Templeton Russia and Eastern European Fund Inc.*	(1,650)	(112,051)

TOTAL SECURITIES SOLD SHORT (Proceeds $577,315)		$(599,598)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

	Principal	Acquisition	Market	Value as a %
	Amount/Shares	Date	Value	of Net Assets
Action Products International Warrants*(1)(5)	320	1/10/06	38	0.0%
Idaho Trust Bancorp(1)(5)	46,500	8/30/06	418,500	0.7%
Interactive Voice, Data, and Fax Inc.(1)(5)	17,600	9/14/06	254,144	0.4%
Tally-Ho Ventures(2)	185,000	5/26/06	370,000	0.6%
	213,000	7/11/06	426,000	0.7%
			$1,468,682	2.4%

*                    Non Income Producing Security

(1)          Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of September 30, 2006 is $17,225,576.

(2)          These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)          Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.

(4)          Represents a step bond. Rate disclosed is as of September 30, 2006.

(5)          This security is considered illiquid by the investment adviser.

(6)          A portion of this security has been segregated to be used as collateral for securities sold short.

ADR - American Depositary Receipt | PNB - Permodalan Nasional Berhad

PLC - All Public Company Limited | PLC - Public Limited Company

REIT - Real Estate Investment Trust | GBP - Pound Sterling

CHF - Swiss Franc

See Notes to Financial Statements

UTOPIA FUNDS - CORE CONSERVATIVE FUND

As of September 30,2006

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (37.9%)
Advertising (0.2%)
Gaiam Inc.*	6,750	$87,142

Agriculture (0.3%)
Cresud SA - ADR	8,450	114,920

Apparel (0.5%)
Ocean Sky Intl Ltd.	1,975,000	230,049

Banks (1.3%)
Idaho Trust Bancorp *(1)(5)	28,500	256,500
Mitsubishi UFJ Financial Group Inc. - ADR	7,475	95,755
Mizuho Financial Group(1)	14	108,700
National Bancshares Inc. *	64,000	150,400
		611,355

Beverages (0.1%)
Ten Ren Tea Co Ltd.	56,000	49,067

Building Materials (1.0%)
Dynasty Ceramic PCL(1)	690,000	262,525
ENDO Lighting Corp.*(1)	22,700	207,669
		470,194

Chemicals (1.6%)
Arkema* - ADR	12	565
Chemical Co. of Malaysia Bhd	41,500	36,909
Korea Polyol Co Ltd. *(1)	3,458	158,818
Landec Corp.*	4,300	46,440
Meghmani Organics Ltd.(1)	1,108,000	222,681
Yip’s Chemical Holdings Ltd.(1)	709,600	271,939
		737,352

Commercial Services (0.4%)
Bangkok Aviation(1)	195,000	58,587
Franklin Covey Co. *	1,075	5,902
H&R Block Inc.	6,300	136,962
		201,451

Computers (0.8%)
Lenovo Group Ltd.(1)	620,000	243,125
Springsoft Inc.(1)	106,000	134,384
		377,509

Distribution-Wholesale (0.4%)
China Hong Kong Photo	2,088,000	192,970

Diversified Financial Services (1.0%)
Guoco Group Ltd. *	13,000	165,949
KAS Bank NV(1)	3,130	82,402
SinoPac Fin Hldgs Co.(1)	404,000	192,546
		440,897

Electrical Components & Equipment (2.2%)
Enel SpA*(1)	17,800	162,482
FINETEC Corp.(1)	17,800	270,765
Merix Corp.*	17,200	165,292
Terna SpA*(1)	73,000	$212,508
Vestas Wind Systems*(1)	800	21,311
Viridis Clean Energy Group(1)	279,000	184,983
Xantrex Tech Inc.*	1,715	13,274
		1,030,615

Engineering & Construction (0.8%)
CH. Karnchang PCL	1,125,000	250,067
Japan Airport Terminal(1)	6,400	69,781
Road Builder Holdings(1)	51,200	36,470
		356,318

Entertainment (1.3%)
Major Cineplex Group(1)	66,300	26,095
Tally-Ho Ventures*(2)	195,500	391,000
TMS Entertainment Ltd.(1)	47,000	153,135
		570,230

Environmental Control (0.1%)
Sinomem Technology Ltd.(1)	81,000	45,986

Food (0.8%)
Fyffes PLC(1)	80,300	156,047
Galaxy Nutritional Foods Inc.*	31,314	11,586
Koninklijke Wessanen NV(1)	6,400	88,603
Tofutti Brands Inc.*	40,375	114,261
		370,497

Healthcare Products (0.2%)
STERIS Corp.	4,125	99,247

Holding Companies (2.9%)
Babcock & Brown Wind Partners(1)	186,500	200,714
Bousted Holdings Berhad Chuang’s China
Investments Ltd.(1)	3,269,000	171,786
Chuang’s Consortium International Ltd.(1)	1,264,000	102,020
Grubb & Ellis Realty Advisors Inc.*	3,202	20,973
Haw Par Corp.(1)	65,000	259,386
Hotung Investment Holdings Ltd.*(1)	1,018,000	121,753
India Hospitality Corp.*	31,000	170,500
KPC Holdings*(1)	1,482	57,165
		1,319,741

Insurance (2.7%)
21st Century Holding Co.	9,750	179,985
Aspen Insurance Holdings Ltd.	2,175	56,181
Endurance Specialty Holdings Ltd.	2,050	72,283
Financial Industries Corp.*	52,092	447,991
Kurnia Asia Bhd*	635,000	196,285
Singapore Reinsurance(1)	1,446,000	259,201
		1,211,926

	Shares	Value
Internet (1.9%)
CS Loxinfo PCL	1,206,200	$117,521
Earthlink Inc.*	25,800	187,566
Internet Gold-Golden Lines Ltd.*	7,125	44,104
Kintera Inc.*	124,975	214,957
Pacific Internet Ltd.*	12,500	112,875
United Online Inc.	16,825	204,929
		881,952

Leisure Time (0.3%)
California WOW Xperience PCL(1)	222,084	38,112
Ducati Motor Holdings*(1)	113,000	104,831
		142,943

Machinery-Diversified (0.7%)
ATS Automation Tooling Systems Inc.*	17,625	198,680
Tsudakoma Corp.(1)	52,000	109,994
		308,674

Media (2.3%)
John Fairfax Holdings(1)	56,000	176,171
Liberty Global Inc.*	6,370	159,632
Mondo TV SpA*(1)	8,075	228,632
New York Times Co.	5,975	137,306
The Reader’s Digest Association Inc.	13,100	169,776
Wegener NV(1)	11,300	140,437
Workpoint Entertainment(1)	58,000	34,868
		1,046,822

Miscellaneous Manufacturers (0.5%)
AGFA-Gevaert NV(1)	5,250	124,437
Cycle Country Accessories Corp.*	34,700	69,400
EganaGoldpfeil Ltd.(1)	84,000	39,356
		233,193

Oil&Gas (3.2%)
China Petroleum & Chemical Corp. - ADR	1,575	97,524
Cimarex Energy Co.	3,240	114,016
ConocoPhillips	2,750	163,707
ENI SpA - ADR	3,310	196,978
Petroleo Brasileiro SA - ADR	296	24,814
Repsol YPF SA - ADR	6,375	190,166
Royal Dutch Shell PLC - ADR	1,375	90,887
Statoil ASA - ADR	8,100	192,942
Thai Oil Public Co.(1)	115,400	183,953
Total SA - ADR	1,140	75,172
Transmeridian Exploration Inc.*	30,200	119,290
		1,449,449

Pharmaceuticals (0.5%)
Hua Han Bio-Pharmaceutical	138,000	$22,850
Natrol Inc.*	137,150	196,125
		218,975

Real Estate (3.3%)
Amanah Harta Tanah PNB*	52,600	$10,625
Amanah Harta Tanah PNB 2(1)	519,626	57,641
AVJennings Homes Ltd.(1)	313,500	265,265
Blackrock International Land PLC*	30,000	14,456
Cheung Kong Holdings Ltd.*(1)	5,000	53,623
Glomac Bhd(1)	178,000	48,665
Grubb & Ellis Co.*	19,200	185,664
Hemaraj Land & Development(1)	11,068,200	258,783
Rojana Industrial Park Pcl(1)	470,700	157,735
Ticon Industrial(1)	576,000	258,942
Wheelock & Co Ltd.(1)	112,000	195,775
		1,507,174

REITS (0.4%)
MCO CR-REIT(1)	22,350	161,895

Retail (0.8%)
Food Junction Holdings(1)	515,000	200,877
Matsuzakaya Holdings Co. Ltd.*	23,000	148,368
		349,245

Semiconductors (0.4%)
Intel Corp.	8,725	179,473

Software (1.7%)
Data Systems Consulting Co. Ltd.(1)	174,751	145,167
EPIQ Systems Inc.*	8,400	123,564
IBA Healthcare Ltd.(1)	335,000	246,405
iSOFT Group PLC(1)	133,000	124,436
Microsoft Corp.	5,725	156,464
		796,036

Telecommunications (1.9%)
Chunghwa Telecom Co. - ADR	6,200	107,322
Chunghwa Telecom Co.(1)	108,000	180,129
Fastweb*(1)	5,050	228,796
Longcheer Holdings Ltd.*(1)	250,000	130,033
Shin Corp Pub Co Ltd.(1)	266,000	208,638
		854,918

Toys-Games-Hobbies (0.8%)
Action Products International*	128,800	230,552
Tecmo Ltd.(1)	20,000	147,481
		378,033

Transportation (0.6%)
Sakai Moving Service Co. Ltd.*(1)	4,225	108,486
Singapore Post Ltd.(1)	292,000	185,284
		293,770

TOTAL COMMON STOCKS (Identified Cost $16,885,941)		17,320,018

	Shares	Value
INVESTMENT COMPANIES (3.0%)
Closed-end Funds (1.0%)
MFS Intermediate Income Trust	18,255	$112,085
Salomon Bros Inflation Management Fund	9,942	158,774
Ticon Property Fund(1)	729,000	184,310
		455,169

Commodity Fund (2.0%)
iShares COMEX Gold Trust*	15,600	928,200

TOTAL INVESTMENT COMPANIES (Identified Cost $1,408,450)		1,383,369

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.9%)
Healthcare Products (0.5%)
Bausch & Lomb(3)	6.0481%	08/01/2023	$190,000	$221,635

Insurance (0.1%)
Horace Mann Educators Corp.(4)	1.425%	05/14/2032	125,000	58,438

Mining (0.9%)
Placer Dome Inc.	2.75%	10/15/2023	315,000	434,700

Semiconductors (0.4%)
ASM International NV	4.25%	12/06/2011	165,000	173,662

TOTAL CONVERTIBLE BONDS (Identified Cost $869,831)				888,435

CORPORATE BONDS (3.1%)
Banks (0.5%)
Barclays Bank PLC(3)	5.82%	03/30/2007	105,000	103,089
Rabobank Nederland(4)	4.00%	11/12/2008	130,000	126,516
				229,605

Diversified Financial Services (0.1%)
Merrill Lynch & Co. Inc(3)	8.00%	03/24/2009	43,000	41,999

Electrical Components & Equipment (0.2%)
Pacificorp	6.375%	05/15/2008	100,000	101,769

Finance-Investment Banking (1.5%)
Lehman Brothers Holdings(1)(3)	7.00%	09/29/2021	730,000	697,150

Foreign Corporate Bonds (0.8%)
Banks - (0.4%)
Rabobank Nederland-GBP	4.625%	05/31/2012	$98,000	$180,151

Diversified Financial Services - (0.4%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	210,000	180,561

TOTAL CORPORATE BONDS (Identified Cost $1,417,320)				1,431,235

GOVERNMENT BONDS (34.7%)
Foreign Bonds & Notes (4.5%)
Deutschland Inflation Linked	1.50%	04/15/2016	187,727	234,953
Norwegian Government	5.00%	05/15/2015	640,000	104,689
Singapore Government	4.375%	01/15/2009	585,000	379,178
Singapore Government	4.00%	09/01/2018	390,000	261,456
Singapore Government	3.25%	09/01/2020	395,000	246,487
Swedish Inflation Linked	1.00%	04/01/2012	2,164,480	285,603
Swiss Government	3.50%	08/07/2010	445,000	371,851
United Kingdom Gilt	2.00%	03/07/2009	103,000	189,282
				2,073,499

U.S. Treasury Bonds & Notes (30.2%)
U.S. Treasury Bond	10.375%	11/15/2012	2,350,000	2,488,612
U.S. Treasury Bond	13.25%	05/15/2014	2,045,000	2,475,008
U.S. Treasury Bond	10.625%	08/15/2015	1,500,000	2,146,288
U.S. Treasury Inflation Indexed Bond(6)	2.375%	01/15/2025	426,355	433,217
U.S. Treasury Inflation Indexed Bond	2.00%	01/15/2026	1,910,823	1,832,598
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	577,881	572,870
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	566,726	571,264
U.S. Treasury Inflation Indexed Note(6)	0.875%	04/15/2010	1,358,585	1,287,418
U.S. Treasury Inflation Indexed Note(6)	1.625%	01/15/2015	2,077,803	1,976,348
				13,783,623

TOTAL GOVERNMENT BONDS (Identified Cost $15,727,286)				15,857,122

	Shares	Value
PREFERRED STOCKS (0.8%)
Oil&Gas (0.5%)
GMX Resources Inc.*	8,100	$210,195

Software (0.3%)
Interactive Voice, Data, and Fax Inc.*(1)(5)	8,300	119,852

TOTAL PREFERRED STOCKS (Identified Cost $322,352)		330,047

	Exercise	Expiration
	Price	Date	Contracts	Value
PURCHASED OPTIONS (0.9%)
Call Options (0.3%)
CBOE SPX Volatility*	10.00	02/14/2007	100	$65,500
CBOE SPX Volatility*	12.50	02/14/2007	117	53,235
				118,735

Put Options (0.6%)
AvalonBay Communities Inc.*	125.00	01/20/2007	42	32,130
Big Lots Inc.*	20.00	04/21/2007	40	8,200
General Motors Corp.*	35.00	12/16/2006	30	10,800
iShares MSCI Emerging Markets Index Fund*	100.00	01/20/2007	200	158,000
iShares Russell 2000 Index Fund*	73.00	11/18/2006	85	22,313
Regional Bank Holdings*	150.00	11/18/2006	60	6,300
Regional Bank HOLDRs Trust*	150.00	01/20/2007	40	8,900
Regional Bank HOLDRs Trust*	155.00	02/14/2007	30	12,450
Retail HOLDRs Trust*	100.00	10/21/2006	55	17,875
				276,968

TOTAL PURCHASED OPTIONS (Identified Cost $568,876)				395,703

	Shares	Value
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants*	62,000	$26,660

Toys-Games-Hobbies (0.0%)
Action Products International Warrants*(1)(5)	215	25

TOTAL WARRANTS (Identified Cost $21,700)		26,685

TOTAL INVESTMENTS (82.4%) (Identified Cost $37,221,756)		37,632,614

TOTAL OTHER ASSETS LESS LIABILITIES (17.6%)		$8,052,882

TOTAL NET ASSETS (100.0%)		$45,685,496

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc.*	(1,850)	(142,506)
Chicago Mercantile Exchange Holdings Inc.	(200)	(95,650)

TOTAL SECURITIES SOLD SHORT (Proceeds $224,676)		$(238,156)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

	Principal	Acquisition	Market	Value as a%
	Amount/Shares	Date	Value	of Net Assets
Action Products International Warrants*(1)(5)	215	1/10/06	25	0.0%
Idaho Trust Bancorp(1)(5)	28,500	8/30/06	$256,500	0.6%
Interactive Voice, Data, and Fax Inc.(1)(5)	8,300	9/14/06	119,852	0.2%
Tally-Ho Ventures(2)	160,000	5/26/06	320,000	0.7%
	35,500	7/11/06	56,800	0.2%
			$767,377	1.7%

*                    Non Income Producing Security

(1)             Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of September 30, 2006 is $10,346,251.

(2)             These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)             Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.

(4)             Represents a step bond. Rate disclosed is as of September 30, 2006.

(5)             This security is considered illiquid by the investment adviser.

(6)             A portion of this security has been segregated to be used as collateral for securities sold short.

ADR - American Depositary Receipt | PNB - Permodalan Nasional Berhad

PLC - All Public Company Limited | PLC - Public Limited Company

REIT - Real Estate Investment Trust | GBP - Pound Sterling

CHF - Swiss Franc

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND

As of September 30, 2006

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (32.6%)
Advertising (0.1%)
Gaiam Inc.*	1,900	$24,529

Agriculture (0.2%)
Cresud SA - ADR	2,175	29,580

Apparel (0.5%)
Ocean Sky Intl Ltd.	750,000	87,360

Banks (1.2%)
Idaho Trust Bancorp*(1)(5)	9,500	85,500
Mitsubishi UFJ Financial Group, Inc. - ADR	2,975	38,110
Mizuho Financial Group(1)	5	38,821
National Bancshares Inc.*	17,000	39,950
		202,381

Beverages (0.1%)
Ten Ren Tea Co Ltd.	15,000	13,143

Building Materials (1.0%)
Dynasty Ceramic Pcl(1)	262,000	99,684
ENDO Lighting Corp.*(1)	7,300	66,783
		166,467

Chemicals (1.4%)
Arkema*- ADR	7	329
Chemical Co. of Malaysia Bhd	15,300	13,607
Korea Polyol Co Ltd.*(1)	1,085	49,832
Landec Corp. *	1,225	13,230
Meghmani Organics Ltd.(1)	233,000	46,827
Yip’s Chemical Holdings Ltd.(1)	303,400	116,272
		240,097

Commercial Services (0.3%)
Bangkok Aviation(1)	54,000	16,224
Franklin Covey Co *	350	1,922
H&R Block Inc.	1,600	34,784
		52,930

Computers (0.7%)
Lenovo Group Ltd.(1)	200,000	78,427
Springsoft Inc.(1)	27,000	34,230
		112,657

Distribution-Wholesale (0.3%)
China Hong Kong Photo	620,000	57,299

Diversified Financial Services (0.7%)
Guoco Group Ltd.*	3,000	38,296
KAS Bank NV(1)	985	25,932
SinoPac Fin Hldgs Co.(1)	118,000	56,238
		120,466

Electrical Components & Equipment (1.7%)
Enel SpA *(1)	5,500	50,205
FINETEC Corp.(1)	3,600	54,761
Merix Corp.*	4,325	41,563
Terna SpA*(1)	23,900	69,575
Vestas Wind Systems*(1)	200	$5,328
Viridis Clean Energy Group(1)	99,000	65,639
Xantrex Tech Inc.*	285	2,206
		289,277
Engineering & Construction (0.8%)
CH. Karnchang PCL	427,000	94,914
Japan Airport Terminal(1)	1,950	21,261
Road Builder Holdings(1)	13,300	9,474
		125,649

Entertainment (1.0%)
Major Cineplex Group(1)	29,600	11,650
Tally-Ho Ventures *(2)	58,000	116,000
TMS Entertainment Ltd.(1)	14,000	45,615
		173,265

Environmental Control (0.1%)
Sinomem Technology Ltd.(1)	31,000	17,600

Food (0.6%)
Fyffes PLC(1)	23,300	45,278
Galaxy Nutritional Foods Inc.*	4,000	1,480
Koninklijke Wessanen NV(1)	1,400	19,382
Tofutti Brands Inc.*	11,325	32,050
		98,190

Healthcare Products (0.2%)
STERIS Corp.	1,325	31,880

Holding Companies (2.6%)
Babcock & Brown Wind Partners(1)	74,200	79,855
Bousted Holdings Berhad	159,200	81,586
Chuang’s China Investments Ltd.(1)	786,000	41,304
Chuang’s Consortium International Ltd.(1)	328,000	26,474
Grubb & Ellis Realty Advisors Inc.*	1,225	8,024
Haw Par Corp.(1)	19,000	75,820
Hotung Investment Holdings Ltd.*(1)	260,000	31,096
India Hospitality Corp.*	12,500	68,750
KPC Holdings*(1)	465	17,937
		430,846

Insurance (2.5%)
21st Century Holding Co.	3,200	59,072
Aspen Insurance Holdings Ltd.	575	14,852
Endurance Specialty Holdings Ltd.	575	20,274
Financial Industries Corp.*	19,888	171,037
Kurnia Asia Bhd*	179,000	55,331
Singapore Reinsurance(1)	582,000	104,326
		424,892

Internet (1.6%)
CS Loxinfo PCL	408,000	$39,752
Earthlink Inc.*	8,075	58,705
Internet Gold-Golden Lines Ltd.*	1,945	12,040
Kintera Inc.*	39,700	68,284

	Shares	Value
Internet (continued)
Pacific Internet Ltd.*	3,500	$31,605
United Online Inc.	5,425	66,076
		276,462

Leisure Time (0.3%)
California WOW Xperience PCL(1)	68,071	11,681
Ducati Motor Holdings*(1)	32,000	29,687
		41,368

Machinery-Diversified (0.6%)
ATS Automation Tooling Systems Inc.*	5,425	61,154
Tsudakoma Corp.(1)	18,000	38,075
		99,229

Media (1.9%)
John Fairfax Holdings(1)	21,800	68,581
Liberty Global Inc.*	1,991	49,895
Mondo TV SpA*(1)	2,250	63,706
New York Times Co.	1,850	42,513
The Reader’s Digest Association Inc.	4,000	51,840
Wegener NV(1)	3,000	37,284
Workpoint Entertainment(1)	15,000	9,017
		322,836

Miscellaneous Manufacturers (0.3%)
AGFA-Gevaert NV(1)	1,175	27,850
Cycle Country Accessories Corp.*	7,800	15,600
EganaGoldpfeil Ltd.(1)	22,000	10,308
		53,758

Oil&Gas (3.0%)
China Petroleum & Chemical Corp. - ADR	525	32,508
Cimarex Energy Co.	1,130	39,765
ConocoPhillips	900	53,577
ENI SpA - ADR	1,270	75,578
Petroleo Brasileiro SA - ADR	96	8,048
Repsol YPF SA - ADR	2,250	67,117
Royal Dutch Shell PLC - ADR	550	36,355
Statoil ASA - ADR	2,875	68,482
Thai Oil Public Co.(1)	45,500	72,529
Total SA	300	19,782
Transmeridian Exploration Inc.*	8,100	31,995
		505,736

Pharmaceuticals (0.4%)
Hua Han Bio-Pharmaceutical	38,000	6,292
Natrol Inc.*	40,450	57,844
		64,136

Real Estate (3.1%)
Amanah Harta Tanah PNB*	39,300	$7,939
Amanah Harta Tanah PNB 2(1)	192,200	21,320
AVJennings Homes Ltd.(1)	116,000	98,152
Blackrock International Land PLC*	8,000	3,855
Cheung Kong Holdings Ltd.*(1)	2,000	21,449
Glomac Bhd(1)	44,000	12,030
Grubb & Ellis Co.*	5,200	50,284
Hemaraj Land & Development(1)	3,600,300	84,178
Rojana Industrial Park PCL(1)	128,700	43,128
Ticon Industrial(1)	232,000	104,296
Wheelock & Co Ltd.(1)	45,000	78,660
		525,291

REITS (0.3%)
MCO CR-REIT(1)	6,590	47,736

Retail (0.6%)
Food Junction Holdings(1)	144,000	56,167
Matsuzakaya Holdings Co. Ltd.*	6,000	38,705
		94,872

Semiconductors (0.3%)
Intel Corp.	2,375	48,854

Software (1.4%)
Data Systems Consulting Co. Ltd.(1)	45,094	37,460
EPIQ Systems Inc.*	2,700	39,717
IBA Healthcare Ltd.(1)	101,000	74,289
iSOFT Group PLC(1)	49,600	46,406
Microsoft Corp.	1,575	43,045
		240,917

Telecommunications (1.6%)
Chunghwa Telecom Co. - ADR	2,300	39,813
Chunghwa Telecom Co.(1)	31,000	51,703
Fastweb*(1)	1,550	70,225
Longcheer Holdings Ltd.*(1)	70,000	36,409
Shin Corp Pub Co Ltd.(1)	90,000	70,592
		268,742

Toys-Games-Hobbies (0.6%)
Action Products International*	26,700	47,793
Tecmo Ltd.(1)	6,000	44,244
		92,037

Transportation (0.6%)
Sakai Moving Service Co. Ltd.*(1)	1,050	26,961
Singapore Post Ltd.(1)	115,000	72,971
		99,932

TOTAL COMMON STOCKS (Identified Cost $5,358,193)		5,480,414

	Shares	Value
INVESTMENT COMPANIES (3.0%)
Closed-end Funds (0.9%)
MFS Intermediate Income Trust	7,295	$44,791
Salomon Bros Inflation Management Fund	2,114	33,761
Ticon Property Fund(1)	287,800	72,763
		151,315

Commodity Fund (2.1%)
iShares COMEX Gold Trust*	5,925	352,538

TOTAL INVESTMENT COMPANIES (Identified Cost $511,744)		503,853

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.9%)
Healthcare Products (0.5%)
Bausch & Lomb(3)	6.0481%	08/01/2023	$70,000	$81,655

Insurance (0.1%)
Horace Mann Educators Corp.(4)	1.425%	05/14/2032	49,000	22,908

Mining (1.0%)
Placer Dome Inc.	2.75%	10/15/2023	120,000	165,600

Semiconductors (0.3%)
ASM International NV	4.25%	12/06/2011	45,000	47,362

TOTAL CONVERTIBLE BONDS (Identified Cost $311,352)				317,525

CORPORATE BONDS (3.8%)
Banks (0.5%)
Barclays Bank PLC(3)	5.82%	03/30/2007	40,000	39,272
Rabobank Nederland(4)	4.00%	11/12/2008	50,000	48,660
				87,932

Diversified Financial Services (0.1%)
Merrill Lynch & Co. Inc(3)	8.00%	03/24/2009	17,000	16,604

Electrical Components & Equipment (0.3%)
Pacificorp	6.375%	05/15/2008	50,000	50,885

Finance-Investment Banking (2.1%)
BNP Paribas(3)	7.00%	09/28/2020	100,000	90,000
Lehman Brothers Holdings(1)(3)	7.00%	09/29/2021	270,000	257,850
				347,850

Foreign Corporate Bonds (0.8%)
Banks - (0.4%)
Rabobank Nederland-GBP	4.625%	05/31/2012	$40,000	$73,531

Diversified Financial Services - (0.4%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	80,000	68,785

TOTAL CORPORATE BONDS (Identified Cost $645,256)				645,587

GOVERNMENT BONDS (39.3%)
Foreign Bonds & Notes (4.8%)
Deutschland Inflation Linked	1.50%	04/15/2016	76,106	95,252
Norwegian Government	5.00%	05/15/2015	246,000	40,240
Singapore Government	4.375%	01/15/2009	220,000	142,597
Singapore Government	4.00%	09/01/2018	160,000	107,264
Singapore Government	3.25%	09/01/2020	160,000	99,843
Swedish Inflation Linked	1.00%	04/01/2012	821,184	108,355
Swiss Government	3.50%	08/07/2010	170,000	142,055
United Kingdom Gilt	2.00%	03/07/2009	38,000	69,832
				805,438

U.S. Treasury Bonds & Notes (34.5%)
U.S. Treasury Bond	10.375%	11/15/2012	985,000	1,043,099
U.S. Treasury Bond	13.25%	05/15/2014	835,000	1,010,578
U.S. Treasury Bond	10.625%	08/15/2015	750,000	1,073,144
U.S. Treasury Inflation Indexed Bond (6)	2.375%	01/15/2025	178,098	180,964
U.S. Treasury Inflation Indexed Bond	2.00%	01/15/2026	768,428	736,970
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	205,469	203,687
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	201,502	203,116
U.S. Treasury Inflation Indexed Note (6)	0.875%	04/15/2010	563,840	534,304
U.S. Treasury Inflation Indexed Note (6)	1.625%	01/15/2015	841,777	800,674
				5,786,536

TOTAL GOVERNMENT BONDS (Identified Cost $6,535,116)				6,591,974

	Shares	Value
PREFERRED STOCKS (0.7%)
Oil&Gas (0.5%)
GMX Resources, Inc.*	3,200	$83,040

Software (0.2%)
Interactive Voice, Data, and Fax Inc.*(1)(5)	2,000	28,880

TOTAL PREFERRED STOCKS (Identified Cost $108,880)		111,920

	Exercise	Expiration
	Price	Date	Contracts	Value
PURCHASED OPTIONS (0.8%)
Call Options (0.2%)
CBOE SPX Volatility*	$10.00	02/14/2007	25	$16,375
CBOE SPX Volatility*	12.50	02/14/2007	29	13,195
				29,570

Put Options (0.6%)
AvalonBay Communities Inc.*	125.00	01/20/2007	12	9,180
Big Lots Inc.*	20.00	04/21/2007	20	4,100
General Motors Corp.*	35.00	12/16/2006	10	3,600
iShares MSCI Emerging Markets Index Fund*	100.000	1/20/2007	80	63,200
iShares Russell 2000 Index Fund*	73.00	11/18/2006	15	3,938
Regional Bank Holdings*	150.00	11/18/2006	22	2,310
Regional Bank HOLDRs Trust*	150.00	01/20/2007	20	4,450
Regional Bank HOLDRs Trust*	155.00	02/14/2007	15	6,225
Retail HOLDRs Trust*	100.00	10/21/2006	15	4,875
				101,878

TOTAL PURCHASED OPTIONS (Identified Cost $195,030)				131,448

	Shares	Value
WARRANTS (0.0%)
Holding Companies (0.0%)
India Hospitality Corp. Warrants*	25,000	10,750

Toys-Games-Hobbies (0.0%)
Action Products International Warrants*(1)(5)	105	12

TOTAL WARRANTS (Identified Cost $8,750)		10,762

TOTAL INVESTMENTS (82.1%) (Identified Cost $13,674,321)		13,793,483

TOTAL OTHER ASSETS LESS LIABILITIES (17.9%)		$2,998,120

TOTAL NET ASSETS (100.0%)		$16,791,603

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc. *	(450)	$(34,664)

TOTAL SECURITIES SOLD SHORT (Proceeds $31,312)		(34,664)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

	Principal	Acquisition	Market	Value as a%
	Amount/Shares	Date	Value	of Net Assets
Action Products International Warrants*(1)(5)	105	1/10/06	12	0.0%
Idaho Trust Bancorp(1)(5)	9,500	8/30/06	85,500	0.5%
Interactive Voice, Data, and Fax Inc.(1)(5)	2,000	9/14/06	28,880	0.2%
Tally-Ho Ventures(2)	55,000	5/26/06	110,000	0.7%
	3,000	7/11/06	6,000	0.0%
			$230,392	1.4%

*                    Non Income Producing Security

(1)             Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of September 30, 2006 is $3,333,949.

(2)             These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)          Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.

(4)             Represents a step bond. Rate disclosed is as of September 30, 2006.

(5)          This security is considered illiquid by the investment adviser.

(6)          A portion of this security has been segregated to be used as collateral for securities sold short.

ADR - American Depositary Receipt | PNB - Permodalan Nasional Berhad

PLC - All Public Company Limited | PLC - Public Limited Company

REIT - Real Estate Investment Trust | GBP - Pound Sterling

CHF - Swiss Franc

See Notes to Financial Statements

UTOPIA FUNDS - GROWTH FUND
As of September 30, 2006
sTaTemenT of asseTs & lIabIlITIes

Assets
Investments, at value (Cost $15,516,572)	$15,728,789
Cash	714,675
Foreign currency, at value (Cost $868,919)	864,593
Receivable for investments sold	482,536
Dividends and interest receivable	37,185
Deposit with broker for options and securities sold short	361,660
Prepaid and other assets	3,340
Total Assets	18,192,778

Liabilities
Securities sold short (Proceeds $322,679)	333,655
Payable for investments purchased	290,206
Payable for fund shares redeemed	440
Payable for investment adviser fee	17,697
Payable for trustees fees	814
Other payables	15,987
Total Liabilities	658,799
Net Assets	$17,533,979

Composition of Net Assets
Paid in capital	$17,069,643
Undistributed net investment income	154,515
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	113,169
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	196,652
Net Assets	$17,533,979

Net Asset Value Per Share
Net Assets	$17,533,979
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,683,047
Net asset value and redemption price per share	$10.42

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND
As of September 30, 2006
sTaTemenT of asseTs & lIabIlITIes

Assets
Investments, at value (Cost $48,695,682)	$49,511,351
Cash	7,792,367
Foreign currency, at value (Cost $2,755,886)	2,728,969
Receivable for investments sold	672,751
Dividends and interest receivable	255,485
Receivable for fund shares subscribed	11,246
Deposit with broker for options and securities sold short	454,279
Prepaid and other assets	3,340
Total Assets	61,429,788

Liabilities
Securities sold short (Proceeds $577,315)	599,598
Payable for investments purchased	1,050,810
Payable for fund shares redeemed	34,369
Payable for investment adviser fee	58,319
Payable for trustees fees	3,264
Other payables	53,518
Total Liabilities	1,799,878
Net Assets	$59,629,910

Composition of Net Assets
Paid in Capital	$57,962,907
Undistributed net investment income	574,235
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	326,965
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	765,803
Net Assets	$59,629,910

Net Asset Value Per Share
Net Assets	$59,629,910
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,704,807
Net asset value and redemption price per share	$10.45

See Notes to Financial Statements

UTOPIA FUNDS - CORE CONSERVATIVE FUND
As of September 30, 2006
sTaTemenT of asseTs & lIabIlITIes

Assets
Investments, at value (Cost $37,221,756)	$37,632,614
Cash	4,897,974
Foreign currency, at value (Cost $3,155,985)	3,130,927
Receivable for investments sold	322,647
Dividends and interest receivable	318,361
Receivable for fund shares subscribed	0
Deposit with broker for options and securities sold short	211,292
Prepaid and other assets	3,340
Total Assets	46,517,155

Liabilities
Securities sold short (Proceeds $224,676)	238,156
Payable for investments purchased	502,067
Payable for fund shares redeemed	2,662
Payable for investment adviser fee	44,881
Payable for trustees fees	2,712
Other payables	41,181
Total Liabilities	831,659
Net Assets	$45,685,496

Composition of Net Assets
Paid in Capital	$44,655,402
Undistributed net investment income	530,169
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	128,177
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	371,748
Net Assets	$45,685,496

Net Asset Value Per Share
Net Assets	$45,685,496
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,397,744
Net asset value and redemption price per share	$10.39

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND
As of September 30, 2006
sTaTemenT of asseTs & lIabIlITIes

Assets
Investments, at value (Cost $13,674,321)	$13,793,483
Cash	1,863,025
Foreign currency, at value (Cost $1,113,660)	1,103,669
Receivable for investments sold	94,367
Dividends and interest receivable	130,098
Deposit with broker for options and securities sold short	47,687
Prepaid and other assets	3,340
Total Assets	17,035,669

Liabilities
Securities sold short (Proceeds $31,312)	34,664
Payable for investments purchased	165,252
Payable for fund shares redeemed	10,000
Payable for investment adviser fee	16,871
Payable for trustees fees	1,072
Other payables	16,207
Total Liabilities	244,066
Net Assets	$16,791,603

Composition of Net Assets
Paid in capital	$16,410,638
Undistributed net investment income	239,475
Accumulated net realized gain (loss) on investments, options, securities sold short, and foreign currency transactions	35,886
Net unrealized appreciation (depreciation) on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	105,604
Net Assets	$16,791,603

Net Asset Value Per Share
Net Assets	$16,791,603
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,622,498
Net asset value and redemption price per share	$10.35

See Notes to Financial Statements

For the period December 30, 2005	UTOPIA FUNDS - GROWTH FUND
(Inception) to September 30, 2006
sTaTemenT of oPeraTIons

Investment Income
Dividends (net of foreign withholding taxes of $10,176)	$148,543
Interest	84,611
Total Income	233,154

Expenses
Investment adviser fee	84,168
Legal fees	10,427
Audit fees	14,136
Insurance fees	9,888
Trustees fees	9,843
Other expenses	1,081
Total expenses before waiver	129,543

Expenses waived by Investment Adviser	(42,774)
Net Expenses	86,769
Net Investment Income	146,385

Realized And Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	207,490
Options	(96,235)
Foreign currency transactions	10,044
Net realized gain	121,299
Net change in unrealized appreciation/(depreciation) on:
Investments, options and securities sold short	203,905
Translation of assets and liabilities denominated in foreign currencies	(7,253)
Net change	196,652
Net Realized And Unrealized Gain (Loss) On Investments	317,951
Net Increase In Net Assets Resulting From Operations	$464,336

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND	For the period December 30, 2005
(Inception) to September 30, 2006
sTaTemenT of oPeraTIons

Investment Income
Dividends (net of foreign withholding taxes of $24,801)	$386,198
Interest	494,547
Total income	880,745

Expenses
Investment adviser fee	272,451
Legal fees	33,943
Audit fees	47,253
Insurance fees	9,888
Trustees fees	32,058
Other expenses	3,579
Total expenses before waiver	399,172

Expenses waived by Investment Adviser	(37,179)
Net Expenses	361,993
Net Investment Income	518,752

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	508,404
Options	(187,332)
Foreign currency transactions	61,376
Net realized gain	382,448
Net change in unrealized appreciation/(depreciation) on:
Investments, options and securities sold short	785,280
Translation of assets and liabilities denominated in foreign currencies	(19,477)
Net change	765,803
Net Realized and Unrealized Gain on Investments	1,148,251
Net Increase in Net Assets Resulting from Operations	$1,667,003

See Notes to Financial Statements

For the period December 30, 2005	UTOPIA FUNDS - CORE CONSERVATIVE FUND
(Inception) to September 30, 2006
sTaTemenT of oPeraTIons

Investment Income
Dividends (net of foreign withholding taxes of $14,671)	$224,808
Interest	533,964
Total income	758,772

Expenses
Investment adviser fee	214,788
Legal fees	27,459
Audit fees	36,360
Insurance fees	9,888
Trustees fees	26,478
Other expenses	2,774
Total expenses before waiver	317,747

Expenses waived by Investment Adviser	(36,794)
Net Expenses	280,953
Net Investment Income	477,819

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	245,926
Options	(119,591)
Foreign currency transactions	54,192
Net realized gain	180,527
Net change in unrealized appreciation on:
Investments, options and securities sold short	367,902
Translation of assets and liabilities denominated in foreign currencies	3,846
Net change	371,748
Net Realized and Unrealized Gain on Investments	552,275
Net Increase in Net Assets Resulting from Operations	$1,030,094

See Notes to Financial Statements

UTOPIA FUNDS - YIELDINCOME FUND	For the period December 30, 2005
(Inception) to September 30, 2006
sTaTemenT of oPeraTIons

Investment Income
Dividends (net of foreign withholding taxes of $5,101)	$76,745
Interest	229,611
Total income	306,356

Expenses
Investment adviser fee	84,868
Legal fees	10,888
Audit fees	14,358
Insurance fees	9,888
Trustees fees	10,548
Other expenses	1,122
Total expenses before waiver	131,672

Expenses waived by Investment Adviser	(43,497)
Net Expenses	88,175
Net Investment Income	218,181

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	88,262
Options	(53,153)
Foreign currency transactions	22,071
Net realized gain	57,180
Net change in unrealized appreciation on:
Investments, options and securities sold short	102,268
Translation of assets and liabilities denominated in foreign currencies	3,336
Net change	105,604
Net Realized and Unrealized Gain on Investments	162,784
Net Increase in Net Assets Resulting from Operations	$380,965

See Notes to Financial Statements

For the period December 30, 2005	UTOPIA FUNDS - GROWTH FUND
(Inception) to September 30, 2006
sTaTemenT of changes In neT asseTs

Operations
Net investment income	$146,385
Net realized gain on investments	207,490
Net realized loss on options	(96,235)
Net realized gain on foreign currency transactions	10,044
Net change in unrealized appreciation on investments, options and securities sold short	203,905
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(7,253)
Net increase in net assets resulting from operations	464,336

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	18,011,986
Cost of shares redeemed	(1,042,343)
Net increase in net assets derived from beneficial interest transactions	16,969,643
Net Increase In Net Assets	17,433,979

Net Assets
Beginning of period	100,000
End of period (including undistributed net investment income of $154,515)	$17,533,979

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND	For the period December 30, 2005
(Inception) to September 30, 2006
sTaTemenT of changes In neT asseTs

Operations
Net investment income	$518,752
Net realized gain on investments	508,404
Net realized loss on options	(187,332)
Net realized gain on foreign currency transactions	61,376
Net change in unrealized appreciation on investments, options and securities sold short	785,280
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(19,477)
Net increase in net assets resulting from operations	1,667,003

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	59,604,364
Cost of shares redeemed	(1,741,457)
Net increase in net assets derived from beneficial interest transactions	57,862,907
Net Increase in Net Assets	59,529,910

Net Assets
Beginning of period	100,000
End of period (including undistributed net investment income of $574,235)	$59,629,910

See Notes to Financial Statements

For the period December 30, 2005	UTOPIA FUNDS - CORE CONSERVATIVE FUND
(Inception) to September 30, 2006

STATEMENT OF CHANGES IN NET ASSETS

Operations
Net investment income	$477,819
Net realized gain on investments	245,926
Net realized loss on options	(119,591)
Net realized gain on foreign currency transactions	54,192
Net change in unrealized appreciation on investments, options and securities sold short	367,902
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,846
Net increase in net assets resulting from operations	1,030,094

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	45,411,704
Cost of shares redeemed	(856,302)
Net increase in net assets derived from beneficial interest transactions	44,555,402
Net Increase in Net Assets	45,585,496

Net Assets
Beginning of period	100,000
End of period (including undistributed net investment income of $530,169)	$45,685,496

See Notes to Financial Statements

UTOPIA FUNDS - YIELDINCOME FUND	For the period December 30, 2005
(Inception) to September 30, 2006

STATEMENT OF CHANGES IN NET ASSETS

Operations
Net investment income	$218,181
Net realized gain on investments	88,262
Net realized loss on options	(53,153)
Net realized gain on foreign currency transactions	22,071
Net change in unrealized appreciation on investments, options and securities sold short	102,268
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,336
Net increase in net assets resulting from operations	380,965

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	16,672,965
Cost of shares redeemed	(362,327)
Net increase in net assets derived from beneficial beneficial interest transactions	16,310,638
Net Increase in Net Assets	16,691,603

Net Assets
Beginning of period	100,000
End of period (including undistributed net investment income of $239,475)	$16,791,603

See Notes to Financial Statements

For the period December 30, 2005	UTOPIA FUNDS - GROWTH FUND
(Inception) to September 30, 2006

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income From Investment Operations
Net investment income	0.09
Net realized and unrealized gain on investments	0.33
Total income from investment operations	0.42
Net asset value - end of period	$10.42
Total Return(1) (2)	4.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,534
Ratio of expenses to average net assets with fee waivers	1.35	%*
Ratio of expenses to average net assets without fee waivers	2.01	%*
Ratio of net investment income to average net assets with fee waivers	2.27	%*
Ratio of net investment income to average net assets without fee waivers	1.61	%*
Portfolio turnover rate(3)	53.24%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and US Government securities) for the period from December 30, 2005 (Inception) to September 30, 2006 were $15,622,938 and $2,047,578, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the period from December 30, 2005 (Inception) to September 30, 2006 were $2,798,372 and $1,514,212, respectively.

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND	For the period December 30, 2005
(Inception) to September 30, 2006

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income From Investment Operations
Net investment income	0.09
Net realized and unrealized gain on investments	0.36
Total income from investment operations	0.45
Net asset value - end of period	$10.45
Total Return(1)(2)	4.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,630
Ratio of expenses to average net assets with fee waivers	1.73	%*
Ratio of expenses to average net assets without fee waivers	1.91	%*
Ratio of net investment income to average net assets with fee waivers	2.48	%*
Ratio of net investment income to average net assets without fee waivers	2.30	%*
Portfolio turnover rate(3)	63.68%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and U.S Government securities) for the period from December 30, 2005 (Inception) to September 30, 2006 were $39,764,333 and $4,859,155, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the period from December 30, 2005 (Inception) to September 30, 2006 were $20,962,247 and $9,165,174, respectively.

See Notes to Financial Statements

For the period December 30, 2005	UTOPIA FUNDS - CORE CONSERVATIVE FUND
(Inception) to September 30, 2006

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income From Investment Operations
Net investment income	0.11
Net realized and unrealized gain on investments	0.28
Total income from investment operations	0.39
Net asset value - end of period	$10.39
Total Return(1)(2)	3.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,685
Ratio of expenses to average net assets with fee waivers	1.70	%*
Ratio of expenses to average net assets without fee waivers	1.92	%*
Ratio of net investment income to average net assets with fee waivers	2.89	%*
Ratio of net investment income to average net assets without fee waivers	2.67	%*
Portfolio turnover rate(3)	40.87%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and U.S Government securities) for the period from December 30, 2005 (Inception) to September 30, 2006 were $22,734,208 and $5,298,744, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the period from December 30, 2005 (Inception) to September 30, 2006 were $19,883,700 and $1,514,212, respectively.

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND	For the period December 30, 2005
(Inception) to September 30, 2006

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income From Investment Operations
Net investment income	0.13
Net realized and unrealized gain on investments	0.22
Total income from investment operations	0.35
Net asset value - end of period	$10.35
Total Return(1)(2)	3.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,792
Ratio of expenses to average net assets with fee waivers	1.36%
Ratio of expenses to average net assets without fee waivers	2.03%
Ratio of net investment income to average net assets with fee waivers	3.36%
Ratio of net investment income to average net assets without fee waivers	2.69%
Portfolio turnover rate(3)	50.35%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and U.S Government securities) for the period from December 30, 2005 (Inception) to September 30, 2006 were $9,613,424 and $948,711, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the period from December 30, 2005 (Inception) to September 30, 2006 were $6,778,927 and $2,266,268, respectively.

See Notes to Financial Statements

UTOPIA FUNDS
As of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Utopia Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund. Each Funds is non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

The Adviser, Financial & Investment Management Group, Ltd. (“FIM Group”), has agreed to assume all organization costs of the Trust, of which each Fund was allocated a proportionate amount, and also any offering costs.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates: The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Domestic Equity Securities: The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities: Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other Securities and Assets: Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Foreign Equity Securities: Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

As of September 30, 2006, the Funds had balances in foreign cash accounts as follows:

Foreign Cash Accounts	Amount	Value
Growth Fund
Australian Dollars (AUD)	100,448 (AUD)	$74,864
Canadian Dollars (CAD)	48 (CAD)	43
Danish Kroner (DKK)	16,227 (DKK)	2,760
European Union Euro (EUR)	87,569 (EUR)	111,042
Pound Sterling (GBP)	51,850 (GBP)	97,082
Hong Kong Dollar (HKD)	62,068 (HKD)	79,670
Japanese Yen (YEN)	8,593,888 (YEN)	72,752
Malaysian Ringgit (MYR)	282,776 (MYR)	76,675
New Taiwan Dollars (NTS)	3,136,364 (NTS)	94,761
Norwegian Korone (NOK)	793 (NOK)	121
Singapore Dollar (SGD)	126,087 (SGD)	79,387
South Korean Won (KRW)	1,388,261 (KRW)	1,467
Swedish Krone (SEK)	1,420 (SEK)	194
Swiss Franc (CHF)	94,513 (CHF)	75,583
Thailand Baht (THB)	3,688,568 (THB)	98,192
		$864,593

Foreign Cash Accounts	Amount	Value
Core Fund
Australian Dollars (AUD)	342,044 (AUD)	$254,926
Canadian Dollars (CAD)	41 (CAD)	37
Danish Kroner (DKK)	37,864 (DKK)	6,440
European Union Euro (EUR)	272,330 (EUR)	345,329
Hong Kong Dollar (HKD)	2,155,608 (HKD)	276,692
Japanese Yen (YEN)	24,641,563 (YEN)	208,606
Malaysian Ringgit (MYR)	946,903 (MYR)	256,752
New Taiwan Dollars (NTS)	8,786,332 (NTS)	265,468
Norwegian Korone (NOK)	2,553 (NOK)	391
Pound Sterling (GBP)	40,562 (GBP)	75,946
Singapore Dollar (SGD)	405,542 (SGD)	255,339
South Korean Won (KRW)	4,161,666 (KRW)	4,398
Swedish Krone (SEK)	2,739 (SEK)	374
Swiss Franc (CHF)	479,925 (CHF)	383,802
Thailand Baht (THB)	14,818,239 (THB)	394,469
		$2,728,969

Foreign Cash Accounts	Amount	Value
Core Conservative Fund
Australian Dollars (AUD)	484,533 (AUD)	$361,124
Canadian Dollars (CAD)	38 (CAD)	34
European Union Euro (EUR)	200,051 (EUR)	253,675
Hong Kong Dollar (HKD)	1,661,025 (HKD)	213,207
Japanese Yen (YEN)	24,934,942 (YEN)	211,089
Malaysian Ringgit (MYR)	729,386 (MYR)	197,773
New Taiwan Dollars (NTS)	6,994,431 (NOK)	211,328
Norwegian Korone (NOK)	2,640 (NOK)	405
Pound Sterling (GBP)	77,471 (GBP)	145,052
Singapore Dollar (SGD)	320,182 (SGD)	201,594
South Korean Won (KRW)	2,566,431 (KRW)	2,712
Swedish Krone (SEK)	1,251 (SEK)	171
Swiss Franc (CHF)	1,240,430 (CHF)	991,987
Thailand Baht (THB)	12,801,260 (THB)	340,776
		$3,130,927

Foreign Cash Accounts	Amount	Value
Yield Income Fund
Australian Dollars (AUD)	174,013 (AUD)	$129,692
Canadian Dollars (CAD)	21 (CAD)	19
European Union Euro (EUR)	75,056 (EUR)	95,175
Hong Kong Dollar (HKD)	624,958 (HKD)	80,219
Japanese Yen (YEN)	6,952,761 (YEN)	58,859
Malaysian Ringgit (MYR)	214,648 (MYR)	58,202
New Taiwan Dollars (NTS)	2,657,838 (NTS)	80,303
Norwegian Korone (NOK)	1,467 (NOK)	225
Pound Sterling (GBP)	28,756 (GBP)	53,842
Singapore Dollar (SGD)	123,467 (SGD)	77,737
South Korean Won (KRW)	783,465 (KRW)	828
Swedish Krone (SEK)	782 (SEK)	107
Swiss Franc (CHF)	489,277 (CHF)	391,281
Thailand Baht (THB)	2,899,278 (THB)	77,180
		$1,103,669

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of September 30, 2006, the Funds did not have any futures contracts.

Options: The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Utopia Growth Fund
Written Call Options
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	43	21,296
Exercised	—	—
Expired	—	—
Closed	(43)	(21,296)
Split	—	—
Outstanding, September 30, 2006	—	$—
Market Value, September 30, 2006	—	$—

Utopia Core Fund
Written Call Options
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	90	45,871
Exercised	—	—
Expired	—	—
Closed	(90)	(45,871)
Split	—
Outstanding, September 30, 2006	—	$—
Market Value, September 30, 2006	—	$—

Utopia Core Conservative Fund
Written Call Options
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	99	51,130
Exercised	—	—
Expired	—	—
Closed	(99)	(51,130)
Split	—	—
Outstanding, September 30, 2006	—	$—
Market Value, September 30, 2006	—	$—

Utopia Yield Income Fund
Written Call Option
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened nancial	37	18,163
Exercised	—	—
Expired	—	—
Closed	(37)	(18,163)
Split	—	—
Outstanding, September 30, 2006	—	$—
Market Value, September 30, 2006	—	$—

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Swap Agreements: The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counter party is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of September 30, 2006, the Funds did not have any swap agreements.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of September 30, 2006 each Fund had securities sold short.

Securities Lending: Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of September 30, 2006, the Funds did not have any securities on loan.

Warrants: The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of September 30, 2006, each Fund held warrants.

Restricted Securities: The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. As of September 30, 2006, each Fund held restricted securities which the Advisor determined to be illiquid.

Other: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the exdividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Expenses shared by the Funds are allocated among the Funds based on each Fund’s ratio of relative net assets to the combined net assets.

3.  SHARES OF BENEFICIAL INTEREST

On September 30, 2006, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Utopia Growth Fund
For the Period December 30, 2005
(Inception) to September 30, 2006
Shares sold	1,784,040
Shares redeemed	(100,993)
Net increase / (decrease) in shares	1,683,047

Utopia Core Fund
For the Period December 30, 2005
(Inception) to September 30, 2006
Shares sold	5,874,337
Shares redeemed	(169,530)
Net increase / (decrease) in shares	5,704,807

Utopia Core Conservative Fund
For the Period December 30, 2005
(Inception) to September 30, 2006
Shares sold	4,482,465
Shares redeemed	(84,721)
Net increase / (decrease) in shares	4,397,744

Utopia Yield Income Fund
For the Period December 30, 2005
(Inception) to September 30, 2006
Shares sold	1,657,992
Shares redeemed	(35,494)
Net increase / (decrease) in shares	1,622,498

4.  FEDERAL INCOME TAXES AND DISTRIBUTIONS

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Unrealized Appreciation and Depreciation on Investments:

At September 30, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Utopia Growth Fund

Gross appreciation (excess of value over tax cost)	$839,720
Gross depreciation (excess of cost over tax value)	(657,738)
Net unrealized appreciation (depreciation)	$181,982
Cost of investments for income tax purposes	$15,531,242

Utopia Core Fund

Gross appreciation (excess of value over tax cost)	$2,217,704
Gross depreciation (excess of cost over tax value)	(1,494,087)
Net unrealized appreciation (depreciation)	$723,617
Cost of investments for income tax purposes	$48,737,868

Utopia Conservative Fund

Gross appreciation (excess of value over tax cost)	$1,271,688
Gross depreciation (excess of cost over tax value)	(926,046)
Net unrealized appreciation (depreciation)	$345,642
Cost of investments for income tax purposes	$37,247,862

Utopia Yield Income Fund

Gross appreciation (excess of value over tax cost)	$418,596
Gross depreciation (excess of tax cost over value)	(320,883)
Net unrealized appreciation (depreciation)	$97,713
Cost of investments for income tax purposes	$13,682,212

The differences between book and tax net unrealized appreciation/ (depreciation) are wash sale loss deferrals and taxation of certain investments.

Classifications of Distributions: Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Funds during the period ended September 30, 2006 were as follows:

Note that the Funds had no distributions for the period ended September 30, 2006.

Components of Net Assets (Tax Basis): As of September 30, 2006, the components of net assets on a tax basis were:

Utopia Growth Fund

Undistributed ordinary income	$282,354
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	181,982
Total	$464,336

Utopia Core Fund

Undistributed ordinary income	$943,386
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	723,617
Total	$1,667,003

Utopia Core Conservative Fund

Undistributed ordinary income	$684,452
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	345,642
Total	$1,030,094

Utopia Yield Income Fund

Undistributed ordinary income	$283,252
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	97,713
Total	$380,965

The components of net assets on a tax basis are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2006, certain differences were reclassified. These differences were primarily due to the tax treatment of gains and losses on foreign currency and the amounts reclassified did not affect net assets. The reclassifications were as follows:

Utopia Growth Fund

Paid-in-capital	$0
Undistributed ordinary income	8,130
Undistributed net long-term capital gain	(8,130)
Total	$0

Utopia Core Fund

Paid-in-capital	$0
Undistributed ordinary income	55,483
Undistributed net long-term capital gain	(55,483)
Total	$0

Utopia Core Conservative Fund

Paid-in-capital	$0
Undistributed ordinary income	52,350
Undistributed net long-term capital gain	(52,350)
Total	$0

Utopia Yield Income Fund

Paid-in-capital	$0
Undistributed ordinary income	21,294
Undistributed net long-term capital gain	(21,294)
Total	$0

5.  INVESTMENT MANAGEMENT AGREEMENT

On September 14, 2005, the Trust’s Board of Trustees approved an Investment Management Agreement with FIM Group. The Trust has agreed to pay an annual investment management fee for the services provided and expenses assumed by the Adviser, payable on a monthly basis, equal to the annual rate of 1.32% of each of the Fund’s average daily net assets as defined in the prospectus.

Out of each Fund’s management fee, FIM Group pays all expenses of managing and operating each Fund except the fees and expenses of the Funds’ independent trustees (including attendance at mutual fund industry conferences, publications, membership fees and related expenses), Fund and independent trustees’ legal counsel, insurance for the Funds and the officers and trustees of the Funds, fees of the independent auditors, interest on borrowings and extraordinary expenses. The Adviser voluntarily reimbursed the Funds’ other expenses during the initial months of the Funds’ operations. The Adviser may terminate or reinstate these voluntary expense reimbursements at any time. FIM Group also pays any costs of unaffiliated third parties who provide record keeping, mutual fund supermarket and administrative services to the Fund.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

7.  OTHER

Board of Trustees Compensation: The Trust pays an annual fee of $24,000 to each of two Independent Trustees. The Independent Chairman of the Board receives annual compensation of $30,000.

One of the Trustees, Paul H. Sutherland, is President, director and controlling shareholder of the Adviser. Under the Investment Company Act of 1940 definitions, Mr. Sutherland is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of the Funds. Mr. Sutherland receives compensation from the Adviser rather than the Funds.

Shareholders individually holding more than 5% of the Funds’ outstanding shares as of September 30, 2006, represented 14.44%, 5.32%, 6.15% of Utopia Growth Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Utopia Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Utopia Funds (the “Trust”) comprised of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund (collectively, the “Funds”), as of September 30, 2006, the related statements of operations, the statements of changes in net assets, and the highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the Trusts’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements and highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

November 20, 2006

ADDITIONAL INFORMATION

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Forms N-Q are available without a charge, upon request, by contacting Utopia Funds at 1-888-UTOPIA3 (1-888-886-7423) and on the Commission’s website at http://www.sec.gov. In addition, each Fund’s portfolio holdings as of the end of each calendar quarter will be posted on the Fund’s website, www.uto-piafunds.com, on or about the 60th day after the quarter end. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at
1-800-SEC-0330.

PROXY VOTING

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2006 are available without a charge, upon request by contacting Utopia Funds at 1-888-UTOPIA3 (1-888-886-74723) and on the Commission’s website at http://www.sec.gov.

TRUSTEES AND OFFICERS

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. The Board is currently comprised of four trustees, three of whom are classified under the 1940 Act as “non-interested” persons of the Trust and are often referred to as “independent trustees.” Information pertaining to the Trustees and executive officers of the Trust is set forth below. Except as otherwise noted, the address of each Trustee and officer is 111 Cass Street, Traverse City, Michigan 49684. The Trust’s Statement of Additional Information includes additional information about the trustees and is available upon request by calling 1-888-UTOPIA3 (1-888-886-7423).

DISINTERESTED TRUSTEES

				Number of
				Portfolios in Fund
		Term of Office and		Complex Overseen
Name, Address and Age	Position with the Trust	Length of Time Served(1)	Principal Occupation(s) During past 5 years	by Trustee	Other Directorships by Trustee
John S. Oakes Age: 63	Chairman; Trustee,	Since August 2005	Busines Development, First Allied Securities (since 2005); Financial Search and Consulting LLC (since 2003); Senior Vice President, Wells Fargo Private Client Services from 1999 to 2003.	4	TechCorps (organization providing education and mentorships for high school students through the use of technology).

Mayeti Gametchu Age 31	Trustee	Since August 2005	Partner, Paragon Law Group, LLP since 2003; Associate, Testa, Hurwitz & Thibeault, LLP from 2001 to 2003; Associate, Skadden, Arps, Slate, Meagher and Flom, LLP from 2000 to 2001.	4	Trustee, The Leelanau School (not-forprivate secondary boarding school in Michigan.

Alan R. Latshaw Age 55	Trustee	Since August 2005	Retired; Partner, Ernst & Young, LLP (June 2002 to December 2003); Partner, Arthur Andersen (prior to 2002).	4	State Farm Mutual Fund Trust, State Farm Variable Product Trust and State Farm Associates Funds Trust (25 portfolios); MainStay Funds (19 portfolios).

INTERESTED TRUSTEES

				Number of
				Portfolios in Fund
		Term of Office and		Complex Overseen
Name, Address and Age	Position with the Trust	Length of Time Served(1)	Principal Occupation(s) During past 5 years	by Trustee	Other Directorships by Trustee
Paul H. Sutherland (2) Age 51	President and Chief Investment Officer	Since May 2005	Chairman and President of FIM Group since 1984.	4	Chairman, Safe Passage (non-profit organization providing education to children in Guatemala).

OFFICERS WHO ARE NOT TRUSTEES

Number of
Portfolios in Fund
		Term of Office and		Complex Overseen
Name, Address and Age	Position with the Trust	Length of Time Served(1)	Principal Occupation(s) During past 5 years	by Trustee	Other Directorships by Trustee

Drew A. Ahrens Age: 44	Chief Compliance Officer	Since September 2005

Chief Compliance Officer of FIM Group  since September 2005; Chief Compliance  Officer, Henderson Global Funds from  2004 to August 2005; Chief ComplianceOffi  Compliance and Business Risk,  Henderson Global Investors (North  America) Inc. from 2003 to 2005; Vice  President, Compliance, PPM America,  Inc. from 2000 to 2003; Director of  Investment Advisory Corporation form 1996 to 2000.

				N/A	N/A

Jonathan M. Mohrhardt Age: 31	Chief Financial and Treasurer	Since August 2005	FIM Group since 2004; Associate, Valuemetrics Advisors, Inc. from 2000 to 2004.	N/A	N/A

Tane Tyler Age: 41 1625 Broadway, Suite 2200 Denver, CO 80202	Secretary	Since August 2005

General Counsel, ALPS Fund Services,  Inc. and ALPS Distributors, Inc. since  September 2004; Secretary, Financial  Investors Variable Insurance Trust  and Reaves Utility Income Fund since  December 2004; Secretary, First Fund  since November 2004 ; Secretary,  Westcore Funds since February 2005;  Vice President and Associate Counsel,  Oppenheimer Funds from January  2004 to August 2004; Vice President  and Assistant General Counsel,  INVESCO Funds from September 1991  to December 2003.

				N/A	N/A

Wade Clouse Age: 29 1625 Broadway, Suite 2200 Denver, CO 80202	Assistant Treasurer	Since August 2005	Fund Controller, ALPS Fund Services, Inc. since 2004; Assistant Treasurer, Westcore Funds since November 2004; Fund Accountant, ALPS Fund Services, Inc. from 1999 to 2004.	N/A	N/A

(1)                                  Trustees serve an indefinite term until the earliest of (i) removal by the Board of Trustees or shareholders, (ii) resignation or death, or (iii) the election and qualification of his or her successor. The Trust’s officers are elected annually by the Board of Trustees.

(2)                                  “Interested person” of the Trust or defined in the 1940 Act. Mr. Sutherland is considered an “interested person” because of his affiliation with FIM Group, which acts as the Trust’s Adviser.

UTOPIA FUNDS
Investing Without Borders 111 Cass Street Traverse City, Michigan 49684 1.888.UTOPIA3 (1.888.886.7423)

This report has been prepared for Utopia Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

Item 2.            Code of Ethics.

(a)    The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)   Not applicable.

(c)    During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted as described in 2(a) above.

(d)   During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted as described in 2(a) above were granted.

(e)    Not applicable.

(f)    The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto under Item 12(a)(1) as an Exhibit on this Form N-CSR.

Item 3.            Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee, Alan Latshaw. Mr. Latshaw is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4.            Principal Accountant Fees and Services.(1)

(a)   Audit Fees:  For the registrant’s fiscal year ended September 30, 2006, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $87,000.

(1) The registrant commenced operations on December 30, 2005.

(b)   Audit-Related Fees:  For the registrant’s fiscal year ended September 30, 2006, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)   Tax Fees:  For the registrant’s fiscal year ended September 30, 2006, aggregate fees of $13,000 were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The fiscal year 2006 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)   All Other Fees:  For the registrant’s fiscal year ended September 30, 2006, aggregate fees of $15,000 were billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee.

(e)(1)       Audit Committee Pre-Approval Policies and Procedures:  Pursuant to the registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X.  The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000.  All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X.  The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000.  All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)       No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)   Not applicable.

(h)   Not applicable.

Item 5.            Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.          Submission of Matters to Vote of Security Holders.

There have been no material change to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11.          Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act  of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR.240.13a-15(b) or 240.15d-15(b)).

The registrant’s auditors identified a significant deficiency in the Funds’ internal control over financial reporting which existed during the reporting period.  Specifically, the auditors noted deficiencies with respect to Fund management’s monitoring for compliance with the “qualifying gross income test” required by Section 815(b)(2) of the Internal Revenue Code of 1986, as amended (the “Code”).  Although each of the Funds held securities that produced non-qualifying income under the Code for the fiscal year ended September 30, 2006, management expects the amount of non-qualifying income to be sufficiently small such that each of the Funds will meet the Code’s qualifying income test.  The registrant’s auditors discussed this matter with the registrant’s Audit Committee and Fund management.  Fund management has instituted additional procedures to enhance its internal controls and will continue to develop additional controls to monitor the Funds’ investments to ensure compliance with the qualifying gross income test.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)     The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)     The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)     Not applicable.

(b)         The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on  behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	December 8, 2006

By:	/s/ Jonathan Mohrhardt
Jonathan Mohrhardt
Principal Financial Officer and Treasurer

Date:	December 8, 2006